UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

________

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Timothy Richards

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2021

Date of reporting period: August 31, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

ANNUAL REPORT

AUGUST 31, 2021

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Fixed Income Fund (SPUBX)
Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)
Symmetry Panoramic Global Fixed Income Fund (SPGBX)
Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021

TABLE OF CONTENTS

Shareholders’ Letter	1
Management Discussion of Fund Performance	5
Schedules of Investments	13
Statements of Assets and Liabilities	104
Statements of Operations	107
Statements of Changes in Net Assets	110
Financial Highlights	118
Notes to Financial Statements	126
Report of Independent Registered Public Accounting Firm	161
Trustees and Officers of the Trust	163
Disclosure of Fund Expenses	169
Advisory and Sub-Advisory Agreement Approval Disclosure	172
Notice to Shareholders	179

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021
(Unaudited)

Shareholders’ Letter

Dear Shareholders,

On behalf of the Symmetry Panoramic Trust, I am pleased to present you with the annual report for the fiscal year ending August 31, 2021. The Symmetry Panoramic Funds are a series of eight mutual funds that can be purchased individually or utilized to construct diversified, global, multi-factor, multi-asset-class portfolios. We believe we have a unique offering, combining a fund-of-funds structure with the ability to include sub-advisers that allows us to access our preferred implementation from well-known managers whether that is in a mutual fund, ETF, or individual securities.

I have referred in the past to the valuation spread between growth and value stocks having reached record highs during 2020. While these spreads have begun to narrow, they remain significantly above long-term averages. The inflection in value performance observed at the end of 2020, continued with strength through the first quarter of 2021 with value showing mixed results in the subsequent months. Previous value recoveries have taken time and have been characterized by occasional blips of under-performance. We would not be surprised if a recovery in value from the depths of its drawdown in 2020 took a similar pattern. In periods where value faltered during 2021, other factors, particularly quality, out-performed the market. For the fiscal year, these trends provided tangible benefits to diversified factor investors, including Panoramic shareholders. As summarized below, each of our equity funds out-performed its benchmark for the fiscal year.

Symmetry Panoramic Equity Funds	Performance for Period from 2020-09-01 to 2021-08-31
Symmetry Panoramic US Equity (SPUSX) – Class I	36.19%
MSCI US Broad Market Index	33.65%
SPUSX- Performance versus Benchmark	2.54%
Symmetry Panoramic International Equity (SPILX) – Class I	27.78%
MSCI ACWI ex USA Investable Market Index (net)	26.29%
SPILX – Performance versus Benchmark	1.49%
Symmetry Panoramic Global Equity (SPGEX) – Class I	32.59%
Symmetry Panoramic Tax-Managed Global Equity (SPGTX) – Class I	32.28%
MSCI ACWI Investable Market Index (net)	30.11%
SPGEX - Performance versus Benchmark	2.48%
SPGTX - Performance versus Benchmark	2.17%

During the fiscal year, the U.S. Treasury yield curve steepened. Treasuries with maturities of one-year or less experienced a decline in yields while those with longer maturities saw an increase in yields. Corporate spreads tightened during the fiscal year, but for much of

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021
(Unaudited)

the fixed income market not enough to offset the impact of increasing Treasury yields. The result was modestly positive performance of diversified, investment grade fixed income investments. The performance of the Symmetry Panoramic fixed income funds relative to their benchmarks is summarized below.

Symmetry Panoramic Fixed Income Funds	Performance for Period from 2020-09-01 to 2021-08-31
Symmetry Panoramic US Fixed Income (SPUBX) – Class I	-0.13%
Bloomberg 1-5 Year US Government/Credit Index	0.33%
SPUBX – Performance versus Benchmark	-0.46%
Symmetry Panoramic Global Fixed Income (SPGBX) – Class I	0.06%
Bloomberg Capital Global Aggregate Hedged USD Index	0.76%
SPGBX – Performance versus Benchmark	-0.70%
Symmetry Panoramic Municipal Fixed Income (SPMFX) – Class I	0.10%
S&P Short Term National AMT Free Municipal Bond Index	0.91%
SPMFX – Performance versus Benchmark	-0.81%

In alternatives, arbitrage strategies performed very strongly during the last fiscal year, and long-short multi-factor strategies were slightly positive, while managed futures/trend following was slightly negative. This resulted in strong performance for the Symmetry Panoramic Alternatives Fund although the Fund trailed its benchmark for the fiscal year.

Symmetry Panoramic Alternatives Fund	Performance for Period from 2020-09-01 to 2021-08-31
Symmetry Panoramic Alternatives (SPATX) – Class I	11.05%
HFRI Fund of Funds Conservative Index	12.08%
SPATX - Performance versus Benchmark	-1.03%

We are reassured by the resilience of diversified portfolios through periods of uncertainty and volatility. There is some risk that volatility may emerge again if the COVID-19 virus continues to mutate, and positive cases rise in many locations as we enter the traditional flu season. We at Symmetry are still prioritizing the diversification of factors and we remain focused on strategic investment priorities.

Sincerely,
Philip McDonald
President, Symmetry Panoramic Trust

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021
(Unaudited)

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission. The firm only transacts business in states where it is properly registered, or excluded or exempt from registration requirements. Registration with the U.S. Securities and Exchange Commission or any state securities authority does not imply a certain level of skill or training. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss. Due to various factors, including changing market conditions and/or applicable laws, the content may not be reflective of current opinions or positions. Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

All indexes have certain limitations. Investors cannot invest directly in an index. Indexes do not have fees. Historical performance results for investment indexes generally do not reflect the deduction of transaction and/or custodial charges or the deduction of an investment management fee, the incurrence of which would have the effect of decreasing historical performance results. Actual performance for client accounts may differ materially from the index portfolios. There is always the risk that an investor may lose money. Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the portfolios that own them, to rise or fall. Indexes are referred to for comparative purposes only and do not represent similar asset classes in terms of components or risk exposure; thus, their returns may vary significantly.

© Morningstar 2021. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied, adapted or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information, except where such damages or losses cannot be limited or excluded by law in your jurisdiction.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021
(Unaudited)

Description of the Funds’ Benchmarks

MSCI US Broad Market Index (Primary Benchmark for the Symmetry Panoramic US Equity Fund) captures broad US equity coverage. The index includes 3,053 constituents across large, mid, small and micro capitalizations, representing about 99% of the US equity universe.

MSCI ACWI ex USA Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic International Equity Fund) captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 27 Emerging Markets (EM) countries. With 6,750 constituents, the index covers approximately 99% of the global equity opportunities set outside of the US.

MSCI ACWI Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic Global Equity Fund and Symmetry Panoramic Tax-Managed Global Equity Fund) captures large, mid and small representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With 9,226 constituents, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg 1-5 Year US Government/Credit Index (Primary Benchmark for the Symmetry Panoramic US Fixed Income Fund) measures the performance of U.S. dollar-denominated U.S. Treasury, government related (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate fixed rate bonds that have a remaining maturity of greater than or equal to one year and less than five years.

S&P Short Term National AMT-Free Municipal Bond Index (Primary Benchmark for the Symmetry Panoramic Municipal Fixed Income Fund) is a market-value weighted index that is designed to measure the performance of investment-grade tax-exempt U.S. municipal bonds with an effective maturities of 1 month to 5 years. Bonds issued by U.S. territories, including Puerto Rico, are excluded from this index.

Bloomberg Capital Global Aggregate Hedged USD Index (Primary Benchmark for the Symmetry Panoramic Global Fixed Income Fund) measures global investment grade debt from twenty-four local currency markets hedged to the U.S. dollar. The multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

HFRI Fund of Funds Conservative Index (Primary Benchmark for the Symmetry Panoramic Alternatives Fund) measures the performance of funds of funds that exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2021
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic US Equity Fund, Class I	36.19%	16.80%
MSCI US Broad Market Index	33.65%	22.43%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2021
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic International Equity Fund, Class I	27.78%	11.98%
MSCI ACWI ex USA Investable Market Index (net)	26.29%	13.50%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2021
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Global Equity Fund, Class I	32.59%	14.90%
MSCI ACWI Investable Market Index (net)	30.11%	18.15%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2021
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2021
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I	32.28%	15.14%
MSCI ACWI Investable Market Index (net)	30.11%	18.15%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC US FIXED INCOME FUND
AUGUST 31, 2021
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2021
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic US Fixed Income Fund, Class I	-0.13%	4.46%
Bloomberg 1-5 Year US Government/Credit Index	0.33%	3.99%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2021
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2021
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Municipal Fixed Income Fund, Class I	0.10%	1.68%
S&P Short Term National AMT-Free Municipal Bond Index	0.91%	2.55%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
AUGUST 31, 2021
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2021
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Global Fixed Income Fund, Class I	0.06%	4.83%
Bloomberg Capital Global Aggregate Hedged USD Index	0.76%	5.40%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2021
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2021
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Alternatives Fund, Class I	11.05%	3.12%
HFRI Fund of Funds Conservative Index	12.08%	6.15%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.3%
	Shares	Value
CANADA — 0.0%
Brookfield Asset Management, Cl A	230	$12,796

PERU — 0.0%
Southern Copper	1,684	105,402

PUERTO RICO — 0.3%
Popular	24,332	1,847,772

UNITED KINGDOM — 0.1%
Linde	2,187	688,008

UNITED STATES — 62.9%
COMMUNICATION SERVICES — 5.6%
Activision Blizzard	3,813	314,077
Alphabet, Cl A *	4,648	13,451,080
Alphabet, Cl C *	1,394	4,055,481
Altice USA, Cl A *	4,567	125,318
Cable One	345	724,358
Charter Communications, Cl A *	906	739,894
Comcast, Cl A	46,737	2,836,001

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Discovery *	2,385	$68,783
Discovery, Cl C *	5,065	139,743
DISH Network, Cl A *	2,940	128,155
Electronic Arts	2,513	364,913
Facebook, Cl A *	15,172	5,755,953
Fox, Cl A	3,472	129,992
Fox, Cl B	2,648	91,700
Interpublic Group	4,420	164,557
Liberty Broadband, Cl A *	231	42,913
Liberty Broadband, Cl C *	2,194	419,756
Liberty Media -Liberty Formula One, Cl C *	2,990	151,115
Liberty Media -Liberty SiriusXM, Cl A *	1,491	73,804
Liberty Media -Liberty SiriusXM, Cl B *	3,414	168,481
Live Nation Entertainment *	1,417	122,854
Lumen Technologies	28,152	346,270
Match Group *	3,252	446,955
Netflix *	1,365	776,944
News, Cl A	5,717	128,461
News, Cl B	2,934	64,636
Omnicom Group	4,571	334,689
Pinterest, Cl A *	1,408	78,243
Roku, Cl A *	205	72,242
Sirius XM Holdings	11,567	72,525
Snap, Cl A *	2,198	167,290
Spotify Technology *	195	45,696
Take-Two Interactive Software *	774	124,784
T-Mobile US *	4,223	578,635
Twitter *	4,036	260,322
ViacomCBS	500	22,990
ViacomCBS, Cl B	4,906	203,354
Walt Disney *	8,224	1,491,011
Zillow Group, Cl A *	377	36,041
Zillow Group, Cl C *	1,011	96,823
Zynga, Cl A *	6,275	55,534
		35,472,373
CONSUMER DISCRETIONARY — 8.6%
Advance Auto Parts	1,100	223,135
Amazon.com *	2,245	7,791,923

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Aptiv *	2,524	$384,128
Aramark	533	18,543
Autoliv	489	43,223
AutoNation *	7,727	842,938
AutoZone *	279	432,213
Bath & Body Works	14,521	979,877
Best Buy	8,975	1,045,677
Booking Holdings *	169	388,644
BorgWarner	5,923	252,794
Boyd Gaming *	10,158	623,396
Bright Horizons Family Solutions *	818	119,232
Brunswick	5,479	530,751
Burlington Stores *	1,626	486,971
Caesars Entertainment *	2,739	278,365
Capri Holdings *	9,328	527,125
CarMax *	2,533	317,157
Carnival *	10,204	246,325
Carvana, Cl A *	134	43,960
Chegg *	962	80,058
Chewy, Cl A *	621	54,723
Chipotle Mexican Grill, Cl A *	233	443,476
Choice Hotels International	751	89,639
Darden Restaurants	1,714	258,214
Deckers Outdoor *	241	100,846
Dick’s Sporting Goods	7,479	1,053,118
Dollar General	5,285	1,178,079
Dollar Tree *	3,120	282,485
Domino’s Pizza	371	191,766
DR Horton	11,973	1,144,858
eBay	10,452	802,086
Etsy *	2,683	580,226
Expedia Group *	883	127,594
Five Below *	392	83,422
Floor & Decor Holdings, Cl A *	2,416	297,893
Foot Locker	10,111	573,193
Ford Motor *	100,184	1,305,398
Gap	4,826	128,999
Garmin	5,896	1,028,439

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
General Motors *	28,395	$1,391,639
Gentex	10,657	328,236
Genuine Parts	1,331	162,635
Hanesbrands	9,568	178,730
Harley-Davidson	1,109	43,839
Hasbro	2,120	208,417
Hilton Worldwide Holdings *	1,877	234,362
Home Depot	5,159	1,682,763
Kohl’s	4,147	238,038
Lear	951	152,103
Leggett & Platt	5,674	274,565
Lennar, Cl A	10,386	1,114,522
Lennar, Cl B	300	26,256
Lithia Motors, Cl A	125	41,413
LKQ *	14,233	749,937
Lowe’s	6,806	1,387,675
Lululemon Athletica *	1,350	540,230
Marriott International, Cl A *	2,195	296,632
Mattel *	7,832	167,213
McDonald’s	3,382	803,090
MGM Resorts International	1,300	55,406
Mohawk Industries *	2,933	580,030
Newell Brands	9,043	229,783
NIKE, Cl B	10,847	1,786,935
NVR *	89	461,015
O’Reilly Automotive *	878	521,602
Peloton Interactive, Cl A *	444	44,484
Penn National Gaming *	1,480	120,028
Penske Automotive Group	6,182	555,947
Polaris	1,898	227,304
Pool	1,487	735,024
PulteGroup	18,964	1,021,401
PVH *	1,146	120,089
Qurate Retail *	49,336	544,176
RH *	263	184,276
Ross Stores	2,042	241,773
Royal Caribbean Cruises *	1,868	154,540
Service International	2,373	148,929

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Skechers USA, Cl A *	2,595	$130,866
Starbucks	5,137	603,546
Tapestry	10,060	405,619
Target	9,761	2,410,772
Tempur Sealy International	13,872	620,078
Tesla *	1,318	969,679
Thor Industries	2,032	230,490
TJX	5,599	407,159
Toll Brothers	17,656	1,131,043
Tractor Supply	3,585	696,386
Ulta Beauty *	980	379,564
Under Armour, Cl C *	2,186	43,851
Vail Resorts	335	102,125
VF	3,767	288,062
Victoria’s Secret *	1,494	99,052
Wayfair, Cl A *	463	129,987
Whirlpool	3,944	873,714
Williams-Sonoma	5,915	1,104,331
Wynn Resorts *	834	84,809
YETI Holdings *	5,377	534,151
Yum! Brands	2,040	267,301
		54,648,511
CONSUMER STAPLES — 2.7%
Altria Group	15,304	768,720
Archer-Daniels-Midland	4,946	296,760
Brown-Forman, Cl A	811	53,688
Bunge	1,742	131,887
Casey’s General Stores	559	114,349
Clorox	525	88,226
Coca-Cola	22,641	1,274,915
Colgate-Palmolive	4,095	319,205
Conagra Brands	4,251	140,793
Constellation Brands, Cl A	1,462	308,687
Costco Wholesale	2,411	1,098,186
Darling Ingredients *	2,067	153,991
Estee Lauder, Cl A	2,930	997,636
General Mills	7,684	444,212
Hershey	1,710	303,867

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Hormel Foods	4,068	$185,257
J M Smucker	1,221	151,001
Kellogg	4,310	272,133
Keurig Dr Pepper	4,822	172,001
Kimberly-Clark	637	87,785
Kraft Heinz	6,306	226,953
Kroger	14,373	661,589
Lamb Weston Holdings	2,419	157,598
McCormick	2,290	197,584
Molson Coors Beverage, Cl B	582	27,662
Mondelez International, Cl A	5,340	331,454
Monster Beverage *	3,946	385,011
PepsiCo	11,368	1,777,842
Philip Morris International	7,027	723,781
Procter & Gamble	13,495	1,921,553
Spectrum Brands Holdings	2,767	215,992
Sysco	3,290	262,049
Tyson Foods, Cl A	3,016	236,816
Walgreens Boots Alliance	8,881	450,711
Walmart	13,631	2,018,751
		16,958,645
ENERGY — 1.7%
Baker Hughes, Cl A	5,711	130,097
Cheniere Energy *	2,683	234,655
Chevron	9,196	889,897
ConocoPhillips	16,136	896,032
Continental Resources	13,224	519,439
Devon Energy	12,993	383,943
Diamondback Energy	5,226	403,134
DT Midstream	650	30,206
EOG Resources	5,967	402,892
EQT *	18,115	332,048
Exxon Mobil	20,620	1,124,202
Halliburton	38,054	760,319
Hess	5,346	367,538
Kinder Morgan	19,697	320,470
Marathon Oil	74,635	876,961
Marathon Petroleum	5,662	335,587

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
ENERGY — continued
Occidental Petroleum	22,484	$577,614
ONEOK	7,731	406,032
Phillips 66	3,800	270,142
Pioneer Natural Resources	1,684	252,044
Schlumberger	20,786	582,839
Targa Resources	2,694	118,320
Texas Pacific Land	64	87,023
Valero Energy	4,179	277,110
Williams	10,560	260,726
		10,839,270
FINANCIALS — 10.0%
Aflac	6,002	340,193
Alleghany *	71	48,045
Allstate	5,636	762,438
Ally Financial	25,009	1,322,976
American Express	4,488	744,828
American Financial Group	483	66,625
American International Group	7,130	389,013
Ameriprise Financial	4,646	1,267,940
Aon, Cl A	2,737	785,136
Arch Capital Group *	5,966	245,203
Ares Management, Cl A	1,108	85,515
Arthur J Gallagher	1,666	239,271
Assurant	1,630	277,279
Assured Guaranty	14,222	709,109
Athene Holding, Cl A *	2,029	135,882
Bank of America	48,144	2,010,012
Bank of New York Mellon	7,500	414,150
Bank OZK	10,208	433,125
Berkshire Hathaway, Cl B *	9,460	2,703,384
BlackRock, Cl A	1,377	1,298,910
Blackstone Group, Cl A	3,114	391,523
Brown & Brown	4,375	253,969
Capital One Financial	7,995	1,326,930
Cboe Global Markets	1,683	212,310
Charles Schwab	12,079	879,955
Chubb	1,920	353,126
Cincinnati Financial	2,364	291,718

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Citigroup	10,175	$731,684
Citizens Financial Group	51,431	2,252,164
CME Group, Cl A	1,526	307,825
CNA Financial	896	39,738
Comerica	10,446	772,064
Commerce Bancshares	1,506	106,504
Discover Financial Services	6,021	772,013
East West Bancorp	15,210	1,115,501
Equitable Holdings	6,605	204,821
Evercore, Cl A	1,611	224,960
Everest Re Group	587	155,496
FactSet Research Systems	625	237,638
Fidelity National Financial	9,168	447,673
Fifth Third Bancorp	12,278	477,123
First American Financial	1,494	105,372
First Citizens BancShares, Cl A	180	161,586
First Horizon	15,038	246,473
First Republic Bank	1,491	296,620
FNB	124,098	1,449,465
Franklin Resources	3,098	100,499
Globe Life	1,266	121,625
Goldman Sachs Group	4,190	1,732,607
Hartford Financial Services Group	3,671	246,765
Huntington Bancshares	13,524	210,028
Interactive Brokers Group, Cl A	500	32,320
Intercontinental Exchange	1,464	174,992
Invesco	26,542	672,043
Jefferies Financial Group	34,348	1,269,502
JPMorgan Chase	25,154	4,023,382
KeyCorp	78,588	1,596,908
KKR	2,812	180,783
Lincoln National	26,109	1,792,383
Loews	4,122	230,296
LPL Financial Holdings	893	132,030
M&T Bank	1,521	212,955
Markel *	120	152,430
MarketAxess Holdings	257	122,311
Marsh & McLennan	2,706	425,383

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
MetLife	11,556	$716,472
MGIC Investment	50,946	777,945
Moody’s	923	351,451
Morgan Stanley	23,404	2,444,080
Morningstar	322	86,293
MSCI, Cl A	566	359,172
Nasdaq	2,677	524,103
Northern Trust	2,133	252,803
Old Republic International	7,796	202,696
PacWest Bancorp	21,385	909,932
PNC Financial Services Group	1,806	345,127
Primerica	836	127,858
Principal Financial Group	4,035	269,578
Progressive	7,616	733,725
Prosperity Bancshares	3,091	215,999
Prudential Financial	4,195	444,167
Raymond James Financial	1,826	255,457
Regions Financial	58,811	1,201,509
RenaissanceRe Holdings	753	118,018
S&P Global	1,390	616,910
Santander Consumer USA Holdings	1,766	73,695
SEI Investments	2,552	160,291
Signature Bank NY	1,662	431,006
SLM	37,065	694,969
State Street	8,242	765,764
SVB Financial Group *	1,699	950,591
Synchrony Financial	13,293	661,327
Synovus Financial	15,192	654,775
T Rowe Price Group	5,434	1,216,510
Tradeweb Markets, Cl A	1,316	114,505
Travelers	3,002	479,449
Truist Financial	5,733	327,125
Unum Group	49,119	1,307,548
US Bancorp	5,768	331,026
Virtu Financial, Cl A	4,274	104,628
Wells Fargo	19,105	873,099
Western Alliance Bancorp	14,578	1,422,230
Willis Towers Watson	638	140,819

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
WR Berkley	3,834	$288,739
Zions Bancorp	4,718	273,172
		63,747,090
HEALTH CARE — 7.0%
Abbott Laboratories	7,399	935,012
AbbVie	19,325	2,334,074
ABIOMED *	610	222,016
Acadia Healthcare *	4,953	327,492
Agilent Technologies	2,087	366,206
Align Technology *	1,237	877,033
Alnylam Pharmaceuticals *	673	135,562
AmerisourceBergen, Cl A	2,566	313,591
Anthem	2,775	1,040,986
Avantor *	2,766	109,091
Becton Dickinson	973	244,904
Biogen *	2,053	695,782
BioMarin Pharmaceutical *	1,333	112,252
Bio-Rad Laboratories, Cl A *	711	572,227
Bio-Techne	614	306,472
Boston Scientific *	4,427	199,879
Bristol-Myers Squibb	11,083	741,009
Bruker	3,769	332,840
Cardinal Health	4,539	238,252
Catalent *	1,113	145,180
Centene *	5,719	360,183
Cerner	3,839	293,108
Charles River Laboratories International *	1,344	596,548
Chemed	108	51,484
Cigna	3,619	765,961
Cooper	384	173,073
CRISPR Therapeutics *	379	47,356
CVS Health	11,921	1,029,855
Danaher	5,415	1,755,326
DaVita *	5,390	704,850
DENTSPLY SIRONA	3,211	198,119
DexCom *	525	277,945
Edwards Lifesciences *	3,582	419,739
Elanco Animal Health *	4,020	134,188

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Eli Lilly	4,328	$1,117,879
Encompass Health	797	62,525
Exact Sciences *	871	90,915
Gilead Sciences	10,332	751,963
Guardant Health *	961	122,306
HCA Healthcare	4,997	1,264,141
Henry Schein *	2,209	166,978
Hologic *	2,504	198,192
Horizon Therapeutics *	9,608	1,038,529
Humana	1,491	604,481
IDEXX Laboratories *	1,101	741,810
Illumina *	509	232,694
Incyte *	346	26,466
Insulet *	201	59,860
Intuitive Surgical *	386	406,674
IQVIA Holdings *	1,664	432,191
Jazz Pharmaceuticals *	876	115,378
Johnson & Johnson	18,024	3,120,495
Laboratory Corp of America Holdings *	1,179	357,685
Masimo *	1,488	404,051
McKesson	2,336	476,871
Medtronic	5,926	791,002
Merck	2,865	218,571
Mettler-Toledo International *	275	427,028
Moderna *	6,150	2,316,643
Molina Healthcare *	2,862	769,220
Novavax *	100	23,854
Novocure *	391	52,476
Organon	286	9,693
PerkinElmer	1,253	231,554
Pfizer	29,343	1,351,832
Quest Diagnostics	3,134	478,969
Regeneron Pharmaceuticals *	222	149,495
Repligen *	508	143,754
ResMed	2,170	630,450
STERIS	934	200,819
Stryker	1,096	303,702
Syneos Health, Cl A *	400	37,112

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Teleflex	405	$160,161
Thermo Fisher Scientific	2,307	1,280,270
United Therapeutics *	1,788	384,206
UnitedHealth Group	5,956	2,479,304
Universal Health Services, Cl B	1,352	210,588
Veeva Systems, Cl A *	753	249,981
Vertex Pharmaceuticals *	491	98,342
Viatris, Cl W *	3,059	44,753
Waters *	838	346,949
West Pharmaceutical Services	1,832	827,368
Zimmer Biomet Holdings	1,802	271,111
Zoetis, Cl A	4,865	995,184
		44,334,070
INDUSTRIALS — 7.8%
3M	6,120	1,191,809
A O Smith	4,804	349,347
ADT	8,816	75,465
AECOM *	1,913	125,416
AGCO	3,452	475,064
Air Lease, Cl A	1,766	70,181
Allegion	1,516	218,289
AMERCO *	274	181,155
American Airlines Group *	1,910	38,085
AMETEK	2,718	369,566
Armstrong World Industries	1,500	155,895
Axon Enterprise *	491	89,298
Boeing *	2,431	533,604
Booz Allen Hamilton Holding, Cl A	6,481	530,859
Builders FirstSource *	13,782	734,443
Carlisle	1,424	300,094
Carrier Global	5,862	337,651
Caterpillar	4,668	984,341
Cintas	2,501	989,821
Colfax *	5,378	259,058
Copart *	4,309	621,875
CoStar Group *	2,280	193,207
CSX	18,285	594,811
Cummins	4,866	1,148,278

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Deere	2,423	$915,967
Delta Air Lines *	2,696	109,026
Dover	5,664	987,575
Eaton	8,244	1,387,960
Emerson Electric	11,640	1,228,020
Equifax	822	223,798
Expeditors International of Washington	3,414	425,521
Fastenal	14,853	829,540
FedEx	2,262	600,991
Fortive	2,477	182,976
Fortune Brands Home & Security	6,362	619,468
Gates Industrial *	10,684	175,004
Generac Holdings *	1,967	859,540
General Dynamics	2,941	589,112
General Electric	5,339	562,784
Graco	2,579	202,245
GXO Logistics *	3,031	247,905
HEICO	933	118,323
HEICO, Cl A	711	81,225
Honeywell International	3,948	915,581
Howmet Aerospace	8,692	275,971
Hubbell, Cl B	2,808	578,757
IDEX	1,364	305,536
IHS Markit	2,916	351,670
Illinois Tool Works	1,870	435,448
Ingersoll Rand *	8,696	461,062
ITT	3,419	327,096
Jacobs Engineering Group	4,605	621,491
JB Hunt Transport Services	2,083	369,524
Johnson Controls International	8,780	656,744
Kansas City Southern	908	254,848
L3Harris Technologies	1,881	438,292
Landstar System	1,983	333,203
Lennox International	518	173,623
Lockheed Martin	656	236,029
ManpowerGroup	554	67,267
Masco	9,754	592,263
MasTec *	4,957	453,268

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Middleby *	1,748	$319,779
MSC Industrial Direct, Cl A	3,867	325,640
Nordson	1,452	346,447
Norfolk Southern	2,433	616,863
Northrop Grumman	1,228	451,536
Old Dominion Freight Line	3,488	1,007,055
Oshkosh	2,565	293,898
Otis Worldwide	2,931	270,297
Owens Corning	5,758	550,177
PACCAR	2,394	195,997
Parker-Hannifin	3,423	1,015,501
Pentair	6,953	536,493
Quanta Services	6,611	674,983
Raytheon Technologies	7,460	632,310
Regal Beloit	2,843	424,801
Republic Services, Cl A	4,641	576,087
Robert Half International	3,102	320,747
Rockwell Automation	1,009	328,379
Rollins	3,031	117,967
Roper Technologies	445	215,060
Ryder System	2,343	186,245
Sensata Technologies Holding *	1,634	96,700
Snap-on	1,903	428,080
Southwest Airlines *	6,046	300,970
Stanley Black & Decker	1,173	226,706
Sunrun *	767	33,940
Teledyne Technologies *	1,503	696,460
Textron	3,351	243,517
Timken	6,472	475,951
Toro	3,393	373,026
Trane Technologies	7,774	1,543,139
TransDigm Group *	367	222,941
TransUnion	3,277	398,254
Trex *	1,679	184,287
Union Pacific	4,705	1,020,232
United Airlines Holdings *	5,458	253,852
United Parcel Service, Cl B	4,807	940,393
United Rentals *	4,350	1,534,027

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Verisk Analytics, Cl A	2,096	$422,889
Wabtec	2,797	251,143
Waste Management	2,552	395,841
Watsco	933	259,766
WW Grainger	1,402	608,047
XPO Logistics *	4,255	369,802
Xylem	3,101	422,697
		49,871,187
INFORMATION TECHNOLOGY — 15.7%
Accenture, Cl A	7,391	2,487,515
Adobe *	2,874	1,907,474
Advanced Micro Devices *	3,633	402,246
Akamai Technologies *	2,159	244,507
Alliance Data Systems	4,131	405,292
Amdocs	2,590	199,508
Amphenol, Cl A	5,770	442,155
Analog Devices	2,288	372,830
Anaplan *	541	32,449
ANSYS *	1,182	431,856
Apple	116,752	17,726,456
Applied Materials	16,485	2,227,618
Arista Networks *	662	244,629
Arrow Electronics *	2,264	274,442
Aspen Technology *	1,644	212,898
Atlassian, Cl A *	245	89,930
Autodesk *	1,205	373,658
Automatic Data Processing	4,526	946,115
Avalara *	3,491	627,333
Black Knight *	1,498	113,354
Broadcom	2,217	1,102,315
Broadridge Financial Solutions	2,917	502,366
Cadence Design Systems *	3,559	581,825
CDW	4,640	930,830
Ceridian HCM Holding *	1,426	160,211
Ciena *	2,440	139,397
Cisco Systems	26,488	1,563,322
Cloudflare, Cl A *	505	60,974
Cognex	1,673	148,261

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cognizant Technology Solutions, Cl A	4,719	$360,107
Corning	6,629	265,094
Coupa Software *	808	197,806
Cree *	1,341	113,958
Crowdstrike Holdings, Cl A *	1,844	518,164
Datadog, Cl A *	214	29,489
Dell Technologies, Cl C *	5,807	565,950
DocuSign, Cl A *	1,748	517,828
Dolby Laboratories, Cl A	615	60,953
Dropbox, Cl A *	4,271	135,433
DXC Technology *	775	28,458
Dynatrace *	2,718	186,808
Elastic *	434	69,245
Enphase Energy *	2,701	469,245
Entegris	8,222	987,791
EPAM Systems *	1,035	654,958
F5 Networks *	554	112,778
Fair Isaac *	1,002	460,659
First Solar *	1,335	125,490
Fiserv *	2,422	285,287
Five9 *	253	40,032
FleetCor Technologies *	1,056	278,024
Flex *	3,296	61,240
Fortinet *	2,350	740,579
Gartner *	1,553	479,473
Genpact	1,489	77,249
Globant *	400	128,912
Guidewire Software *	1,211	143,455
Hewlett Packard Enterprise	18,906	292,287
HP	15,450	459,483
HubSpot *	578	395,624
Intel	47,650	2,575,959
International Business Machines	11,317	1,588,228
Intuit	1,689	956,160
IPG Photonics *	772	131,765
Jabil	244	15,074
Jack Henry & Associates	1,186	209,187
Juniper Networks	614	17,794

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Keysight Technologies *	5,333	$956,634
KLA	4,173	1,418,653
Lam Research	3,249	1,965,060
Leidos Holdings	1,976	193,865
Manhattan Associates *	868	141,475
Marvell Technology	4,925	301,361
Mastercard, Cl A	5,274	1,826,017
Microchip Technology	2,604	409,765
Micron Technology	12,515	922,356
Microsoft	49,956	15,080,717
MKS Instruments	2,037	299,806
MongoDB, Cl A *	114	44,669
Monolithic Power Systems	476	235,587
Motorola Solutions	1,813	442,771
NetApp	1,536	136,596
NortonLifeLock	10,521	279,438
Nuance Communications *	2,730	150,286
NVIDIA	19,982	4,472,971
NXP Semiconductors	354	76,156
Okta, Cl A *	503	132,591
ON Semiconductor *	6,356	281,952
Oracle	15,543	1,385,348
Palo Alto Networks *	186	85,753
Paychex	4,525	517,977
Paycom Software *	690	337,341
Paylocity Holding *	364	97,989
PayPal Holdings *	7,535	2,175,053
Pegasystems	622	85,606
PTC *	1,123	147,854
Qorvo *	4,719	887,314
QUALCOMM	15,046	2,207,098
RingCentral, Cl A *	509	128,400
salesforce.com *	1,053	279,329
Seagate Technology Holdings	4,961	434,534
ServiceNow *	634	408,068
Skyworks Solutions	2,166	397,374
SolarEdge Technologies *	678	196,471
Square, Cl A *	287	76,936

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
SS&C Technologies Holdings	2,241	$169,554
SYNNEX	3,877	492,650
Synopsys *	2,506	832,593
TE Connectivity	2,425	364,284
Teradata *	5,502	300,904
Teradyne	9,185	1,115,426
Texas Instruments	7,543	1,440,034
Trade Desk, Cl A *	810	64,840
Trimble *	5,825	548,831
Twilio, Cl A *	307	109,587
Tyler Technologies *	233	113,168
Ubiquiti	1,565	509,188
Universal Display	638	133,080
VeriSign *	777	168,034
Visa, Cl A	9,141	2,094,203
VMware, Cl A *	393	58,506
Western Digital *	4,446	280,987
Western Union	5,564	120,405
Workday, Cl A *	304	83,041
Xilinx *	2,362	367,504
Zebra Technologies, Cl A *	1,254	736,311
Zendesk *	1,398	172,793
Zscaler *	722	200,961
		99,781,847
MATERIALS — 2.7%
Albemarle	4,132	978,210
Alcoa *	11,115	493,172
Amcor	13,649	175,390
AptarGroup	607	81,824
Avery Dennison	1,614	363,779
Ball	5,182	497,265
Berry Global Group *	4,369	293,466
Celanese, Cl A	2,139	339,245
CF Industries Holdings	999	45,375
Chemours	23,579	790,132
Cleveland-Cliffs *	17,814	418,094
Corteva	7,696	338,393
Crown Holdings	7,956	873,489

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Dow	10,340	$650,386
DuPont de Nemours	1,482	109,698
Eagle Materials	319	50,032
Eastman Chemical	6,743	763,038
Ecolab	1,192	268,629
Element Solutions	4,689	106,581
Freeport-McMoRan	36,317	1,321,576
Graphic Packaging Holding	5,617	115,261
International Flavors & Fragrances	2,108	319,362
International Paper	5,853	351,707
Louisiana-Pacific	1,701	107,911
LyondellBasell Industries, Cl A	6,571	659,400
Martin Marietta Materials	531	202,444
Mosaic	6,865	220,915
Nucor	6,588	774,485
Olin	10,448	520,728
Packaging Corp of America	3,028	459,348
PPG Industries	3,223	514,230
Reliance Steel & Aluminum	3,380	507,135
Royal Gold	799	88,953
RPM International	3,968	326,527
Scotts Miracle-Gro	4,235	664,175
Sherwin-Williams	2,387	724,860
Steel Dynamics	7,579	511,507
United States Steel	15,958	426,876
Valvoline	3,495	105,409
Vulcan Materials	1,187	220,699
Westlake Chemical	1,500	131,025
Westrock	4,381	227,987
		17,138,718
REAL ESTATE — 0.1%
CBRE Group, Cl A *	6,825	657,248
Jones Lang LaSalle *	313	75,881
Life Storage ‡	589	73,295
Medical Properties Trust ‡	5,586	114,401
		920,825
UTILITIES — 1.0%
AES	9,004	214,925
Alliant Energy	1,852	112,583

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Ameren	1,670	$146,492
American Electric Power	2,485	222,581
American Water Works	1,226	223,438
Atmos Energy	1,670	162,842
Avangrid	659	36,014
CenterPoint Energy	7,375	185,039
CMS Energy	1,938	124,284
Consolidated Edison	2,264	170,819
Dominion Energy	3,249	252,902
DTE Energy	1,300	156,442
Duke Energy	2,844	297,653
Edison International	717	41,471
Entergy	1,355	149,877
Essential Utilities	3,319	164,722
Evergy	3,068	210,005
Eversource Energy	2,319	210,403
Exelon	6,592	323,140
FirstEnergy	3,669	142,614
NextEra Energy	10,148	852,331
NiSource	5,185	127,810
NRG Energy	3,781	172,678
PG&E *	11,383	104,382
Pinnacle West Capital	1,524	117,196
PPL	5,203	152,708
Public Service Enterprise Group	3,423	218,867
Sempra Energy	1,958	259,161
Southern	4,088	268,704
Vistra	6,053	115,552
WEC Energy Group	2,135	201,715
Xcel Energy	3,556	244,475
		6,383,825
Total Common Stock
(Cost $277,866,025)		402,750,339

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

REGISTERED INVESTMENT COMPANIES — 34.0%
	Shares	Value
EQUITY FUNDS — 34.0%
AQR Large Cap Defensive Style Fund, Cl R6	606,821	$18,951,010
DFA Real Estate Securities Portfolio, Cl I	776,854	37,677,399
DFA US Small Cap Portfolio, Cl I	525,182	24,982,925
DFA US Small Cap Value Portfolio, Cl I	311,670	14,065,688
DFA US Targeted Value Portfolio, Cl I	1,377,984	42,359,243
iShares MSCI USA Min Vol Factor ETF	551,398	42,816,055
Vanguard Small Cap Value ETF	46,845	8,167,894
Vanguard U.S. Quality Factor ETF	68,307	8,384,684
Vanguard U.S. Value Factor ETF	183,402	18,483,254
Total Registered Investment Companies
(Cost $139,655,251)		215,888,152

PREFERRED STOCK — 0.0%
UNITED STATES — 0.0%
FINANCIALS — 0.0%
Brookfield Property Preferred, 6.250%	165	4,260

(Cost $4,075)		4,260

SHORT-TERM INVESTMENT — 2.5%
DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $16,113,192)	16,113,192	16,113,192
Total Investments — 99.8%
(Cost $433,638,543)		$634,755,943

A list of open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	12	Sep-2021	$2,543,480	$2,712,300	$168,820

A list of open total return swap agreements held by the Fund at August 31, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR + 25 BPS	SPUSX	Annually	03/02/2022	USD	11,633,068	$757,399	$757,399

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2021

Percentages are based on Net Assets of $636,243,842.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2021.

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NAV — Net Asset Value

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

S&P — Standard & Poor’s

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$402,750,339	$—	$—	$402,750,339
Registered Investment Companies	215,888,152	—	—	215,888,152
Preferred Stock	—	4,260	—	4,260
Short-Term Investment	16,113,192	—	—	16,113,192
Total Investments in Securities	$634,751,683	$4,260	$—	$634,755,943

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contract^
Unrealized Appreciation	$168,820	$—	$—	$168,820
Total Return Swap^
Unrealized Appreciation	—	757,399	—	757,399
Total Other Financial Instruments	$168,820	$757,399	$—	$926,219

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the year ended August 31, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 67.1%
	Shares	Value
EQUITY FUNDS — 67.1%
AQR International Defensive Style Fund, Cl R6	678,066	$10,618,506
Avantis Emerging Markets Equity ETF	256,298	17,184,781
Avantis International Equity ETF	91,878	5,925,212
Avantis International Small Cap Value ETF	114,505	7,588,246
DFA Emerging Markets Portfolio, Cl I	955,164	32,934,069
DFA Emerging Markets Small Cap Portfolio, Cl I	601,759	16,265,550
DFA Emerging Markets Targeted Value Portfolio, Cl I	269,560	3,647,153
DFA International High Relative Profitability Portfolio, Cl I	1,265,484	17,742,088
DFA International Real Estate Securities, Cl I	2,035,155	10,542,101
DFA International Small Cap Growth Portfolio, Cl I	112,315	2,276,625
DFA International Small Cap Value Portfolio, Cl I	746,592	16,596,742
DFA International Value Portfolio, Cl I	841,505	16,299,951
DFA Large Cap International Portfolio, Cl I	1,228,124	34,190,967
iShares MSCI EAFE Min Vol Factor ETF	141,476	11,104,451
iShares MSCI Emerging Markets Min Vol Factor ETF	194,945	12,453,087
Schwab International Small Cap Equity ETF	74,825	3,238,426
Total Registered Investment Companies
(Cost $159,217,826)		218,607,955

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — 29.6%
	Shares	Value
AUSTRALIA — 0.9%
Australia & New Zealand Banking Group	7,576	$154,179
BHP Group	9,222	286,109
BlueScope Steel	14,168	260,485
CSL	288	65,746
Domino’s Pizza Enterprises	1,001	114,795
Fortescue Metals Group	30,993	474,193
Glencore	51,090	230,564
REA Group	1,089	122,040
Reece	2,139	32,614
Rio Tinto	8,538	631,970
Sonic Healthcare	4,916	156,088
Washington H Soul Pattinson	1,255	32,824
Wesfarmers	7,479	327,708
Woolworths Group	4,135	126,356
		3,015,671
AUSTRIA — 0.1%
Erste Group Bank	2,877	114,833
OMV	2,425	134,297
voestalpine	1,818	82,441
		331,571
BRAZIL — 0.5%
Banco Santander Brasil	20,300	163,474
Cia Siderurgica Nacional	31,200	210,582
Vale ADR, Cl B	41,558	792,511
WEG	41,400	284,231
Wheaton Precious Metals	1,709	77,021
Yara International	2,903	145,846
		1,673,665
CANADA — 2.3%
Agnico Eagle Mines	400	23,017
Alimentation Couche-Tard, Cl B	2,784	112,494
Bank of Montreal	5,380	535,420
Bank of Nova Scotia	7,581	469,588
BCE	527	27,485
Canadian Imperial Bank of Commerce	3,888	447,275
Canadian Natural Resources	9,859	326,250
Canadian Pacific Railway	6,800	467,239
Canadian Tire, Cl A	1,780	270,883

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Cenovus Energy	23,586	$195,732
CGI, Cl A *	292	26,098
Constellation Software	28	47,453
Dollarama	803	36,616
Empire	1,696	54,846
Fairfax Financial Holdings	330	146,075
George Weston	887	95,614
Gildan Activewear	3,859	148,347
Hydro One	1,413	35,167
iA Financial	422	23,400
IGM Financial	3,760	137,120
Imperial Oil	13,764	364,269
Intact Financial	1,902	259,042
Kinross Gold	14,210	85,486
Magna International	2,122	167,570
Manulife Financial	908	17,683
National Bank of Canada	6,172	489,886
Nutrien	1,319	80,186
Onex	2,677	187,569
Open Text	420	23,040
Ritchie Bros Auctioneers	1,530	95,864
Royal Bank of Canada	8,278	850,338
Sun Life Financial	5,631	289,930
Toromont Industries	430	36,155
Toronto-Dominion Bank	6,084	395,088
West Fraser Timber	4,621	356,817
WSP Global	1,891	246,902
		7,571,944
CHILE — 0.1%
Antofagasta	7,299	146,124
Lundin Mining	17,057	137,900
		284,024
CHINA — 3.0%
Agricultural Bank of China, Cl A	35,800	16,390
Airtac International Group	1,000	30,533
Anhui Conch Cement, Cl A	4,300	26,573
ANTA Sports Products	5,000	103,142
Bank of Beijing, Cl A	31,100	20,876

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Bank of China, Cl A	32,800	$15,374
Bank of China, Cl H	87,000	30,513
Bank of Communications, Cl A	25,400	17,366
Bank of Ningbo, Cl A	4,608	23,022
Bank of Shanghai, Cl A	15,700	17,500
Baoshan Iron & Steel, Cl A	18,500	29,096
BOE Technology Group, Cl A	56,500	50,808
Bosideng International Holdings	100,000	82,033
BYD, Cl A	700	29,980
BYD, Cl H	17,500	594,208
BYD Electronic International	32,500	148,507
China Everbright Bank, Cl A	35,600	18,432
China Fortune Land Development, Cl A *	22,060	12,868
China Hongqiao Group	119,000	177,603
China Lesso Group Holdings	78,000	166,755
China Longyuan Power Group, Cl H	127,000	259,837
China Medical System Holdings	16,000	31,484
China Merchants Bank, Cl A	7,100	53,791
China Merchants Bank, Cl H	139,000	1,149,611
China Merchants Securities, Cl A	9,800	27,491
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	16,777
China Minsheng Banking, Cl A	28,800	17,682
China National Building Material, Cl H	112,000	153,359
China Pacific Insurance Group, Cl A	4,600	18,681
China Petroleum & Chemical, Cl A	82,900	54,618
China Resources Beer Holdings	2,000	16,464
China Shenhua Energy, Cl H	116,000	256,995
China Tourism Group Duty Free, Cl A	1,900	67,131
China Vanke, Cl A	7,800	23,858
China Yangtze Power, Cl A	31,100	93,032
Chow Tai Fook Jewellery Group	40,200	81,685
CITIC Securities, Cl A	11,000	43,669
COSCO SHIPPING Holdings, Cl H *	44,200	83,947
Country Garden Services Holdings	31,000	236,544
CSPC Pharmaceutical Group	12,800	16,250
Daqin Railway, Cl A	15,100	14,177
ENN Energy Holdings	1,600	31,676

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Far East Horizon	70,000	$79,665
Flat Glass Group, Cl H	28,000	163,416
Foshan Haitian Flavouring & Food, Cl A	2,964	43,550
Fuyao Glass Industry Group, Cl H	14,800	91,141
Geely Automobile Holdings	6,000	21,753
Great Wall Motor, Cl H	86,000	397,309
Gree Electric Appliances of Zhuhai, Cl A *	2,500	15,916
Guotai Junan Securities, Cl A	10,200	28,020
Haier Smart Home, Cl A	7,342	30,711
Haitian International Holdings	29,000	111,048
Haitong Securities, Cl A	14,000	27,498
Hopson Development Holdings	23,200	90,544
Huatai Securities, Cl A	9,200	23,304
Huaxia Bank, Cl A	24,900	21,548
Industrial & Commercial Bank of China, Cl A	19,500	13,922
Industrial Bank, Cl A	7,200	20,599
Inner Mongolia Yili Industrial Group, Cl A	4,400	23,161
Innovent Biologics *	13,000	105,052
Jiangsu Hengrui Medicine, Cl A	5,904	41,194
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	31,063
Jiangxi Copper, Cl H	19,000	38,610
Kingboard Holdings	29,500	145,254
Kingdee International Software Group *	31,000	112,837
Kunlun Energy	98,000	104,021
Kweichow Moutai, Cl A	500	120,368
KWG Group Holdings	100,500	106,187
Lee & Man Paper Manufacturing	15,000	13,178
Lenovo Group	76,000	84,234
Li Ning	58,500	788,839
Longfor Group Holdings	41,500	178,912
Luxshare Precision Industry, Cl A	10,769	56,277
Luzhou Laojiao, Cl A	1,900	49,873
Meituan, Cl B *	9,300	298,303
Midea Group, Cl A	2,800	28,588
MMG *	156,000	75,764
NARI Technology, Cl A	8,520	46,139
New China Life Insurance, Cl A	2,700	16,921
PetroChina, Cl A	21,900	16,734

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CHINA — continued
PetroChina, Cl H	672,000	$295,004
Ping An Bank, Cl A	9,600	26,414
Ping An Healthcare and Technology *	1,400	10,363
Ping An Insurance Group of China, Cl A	4,400	33,955
Poly Developments and Holdings Group, Cl A	11,900	20,949
Postal Savings Bank of China, Cl H	95,000	68,653
Powerlong Real Estate Holdings	49,000	39,819
SAIC Motor, Cl A	5,600	16,726
Sany Heavy Industry, Cl A	13,100	53,113
Shandong Weigao Group Medical Polymer, Cl H	88,000	144,646
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	19,265
Shanghai Pudong Development Bank, Cl A	12,100	16,935
Shenwan Hongyuan Group, Cl A	24,800	18,018
Shenzhou International Group Holdings	2,700	58,921
Sinotruk Hong Kong	24,500	48,325
Suning.com, Cl A *	20,299	16,573
Tingyi Cayman Islands Holding	12,000	21,347
Tsingtao Brewery, Cl H	10,000	81,809
Uni-President China Holdings	20,000	18,994
Weichai Power, Cl H	72,000	182,101
Wilmar International	22,700	69,951
Xinjiang Goldwind Science & Technology, Cl H	37,600	72,345
Yadea Group Holdings	18,000	32,064
Yanzhou Coal Mining, Cl H	62,000	108,365
Yihai International Holding	6,000	32,386
Yonghui Superstores, Cl A	28,000	16,476
Zhongsheng Group Holdings	29,000	242,775
Zoomlion Heavy Industry Science and Technology	75,000	71,608
		9,859,691
DENMARK — 0.5%
AP Moller - Maersk, Cl B	91	258,916
Carlsberg, Cl B	123	21,502
Danske Bank	7,431	125,027
DSV Panalpina	1,754	447,558
Orsted	161	25,771
Pandora *	2,855	341,720
ROCKWOOL International, Cl B	258	136,689

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Vestas Wind Systems	2,465	$99,773
		1,456,956
FINLAND — 0.3%
Elisa	1,640	105,077
Kesko, Cl B	3,145	129,865
Kone, Cl B	2,948	244,454
Neste	1,652	100,523
Nordea Bank Abp	6,487	76,306
Stora Enso, Cl R	13,037	255,149
UPM-Kymmene	4,423	179,992
		1,091,366
FRANCE — 1.4%
Air Liquide	1,060	190,113
Arkema	217	28,836
AXA	7,739	217,414
BNP Paribas	10,412	658,834
Capgemini	162	36,403
Cie de Saint-Gobain	4,701	341,125
Cie Generale des Etablissements Michelin SCA	747	120,876
CNP Assurances	29,005	497,583
Credit Agricole	30,484	438,648
Dassault Systemes	1,885	107,561
EssilorLuxottica	971	190,655
Gecina ‡	706	109,791
Hermes International	135	198,759
Kering	58	46,253
L’Oreal	162	75,915
LVMH Moet Hennessy Louis Vuitton	119	88,210
Publicis Groupe	2,615	171,611
Sartorius Stedim Biotech	542	329,238
Societe Generale	19,961	627,401
Teleperformance	348	154,063
		4,629,289
GERMANY — 1.3%
adidas	60	21,309
Allianz	345	80,949
Bayerische Motoren Werke	2,094	198,935
Brenntag	3,426	346,025

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Carl Zeiss Meditec	1,014	$224,194
Daimler	7,085	597,685
Deutsche Bank *	16,782	208,046
Deutsche Boerse	408	70,381
Deutsche Post	10,107	711,058
Evonik Industries	2,278	76,912
GEA Group	2,509	115,854
Hannover Rueck	1,516	279,327
HeidelbergCement	208	18,083
Infineon Technologies	3,462	147,654
KION Group	333	35,688
LANXESS	1,753	127,905
Puma	399	48,511
Siemens	2,281	378,511
Siemens Energy *	2,099	61,081
Volkswagen	1,631	546,241
Zalando *	409	45,406
		4,339,755
HONG KONG — 0.2%
Kingboard Laminates Holdings	70,500	138,685
Nine Dragons Paper Holdings	101,000	138,201
Perennial Energy Holdings	155,000	34,170
Techtronic Industries	11,000	243,782
Wharf Real Estate Investment	5,000	24,730
Xinyi Glass Holdings	38,000	159,592
		739,160
HUNGARY — 0.1%
OTP Bank Nyrt *	1,193	72,048
Richter Gedeon Nyrt	3,082	92,433
		164,481
INDONESIA — 0.2%
Adaro Energy	1,498,700	132,642
Aneka Tambang	1,462,500	245,438
Bank Mandiri Persero	81,200	34,741
Charoen Pokphand Indonesia	91,600	41,145
Indah Kiat Pulp & Paper	134,100	74,319
Indofood Sukses Makmur	114,600	49,665
		577,950

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
ITALY — 0.2%
Enel	31,380	$285,974
Ferrari	455	98,917
FinecoBank Banca Fineco	7,772	143,102
Mediobanca Banca di Credito Finanziario	4,596	54,167
Prysmian	4,988	187,706
		769,866
JAPAN — 5.1%
Advantest	3,700	317,611
Ajinomoto	6,000	176,991
Bandai Namco Holdings	2,700	187,233
Brother Industries	6,700	137,495
Casio Computer	5,300	81,814
Chiba Bank	27,500	171,949
Chugai Pharmaceutical	5,700	222,988
Dai-ichi Life Holdings	14,200	280,357
Daiichi Sankyo	5,700	135,318
Daikin Industries	1,200	298,801
Denso	2,700	188,912
Disco	300	87,063
Fuji Electric	600	25,942
FUJIFILM Holdings	3,700	304,410
Fujitsu	1,800	331,338
Hamamatsu Photonics	700	40,789
Hino Motors	4,300	37,194
Hitachi	5,000	276,453
Hitachi Metals *	3,900	75,234
Honda Motor	1,200	36,680
Hoya	3,800	613,134
Hulic	6,500	76,198
Isuzu Motors	19,700	248,732
ITOCHU	12,100	363,440
JFE Holdings	17,300	279,707
JSR	7,300	252,547
Kakaku.com	2,000	62,235
KDDI	1,800	55,080
Keyence	100	60,060
Kurita Water Industries	2,500	117,439
Kyowa Kirin	1,500	49,093

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
LIXIL Group	800	$23,240
M3 *	5,000	334,743
Marubeni	23,600	186,964
Mazda Motor	9,700	84,257
Minebea Mitsumi	5,400	138,755
Mitsubishi Electric	3,200	43,750
Mitsubishi Gas Chemical	10,100	190,044
Mitsubishi UFJ Financial Group	55,500	301,035
Mitsui	6,000	131,927
Mitsui Chemicals	600	20,710
Murata Manufacturing	5,800	478,322
Nabtesco	2,900	114,716
Nexon	2,000	36,392
NGK Insulators	4,100	67,928
Nintendo	500	240,177
Nippon Paint Holdings	3,000	37,172
Nippon Sanso Holdings	2,500	60,602
Nippon Steel	15,900	324,531
Nippon Telegraph & Telephone	7,100	189,409
Nippon Yusen	8,600	692,315
Nitori Holdings	300	56,053
Nitto Denko	2,200	166,955
Nomura Holdings	40,200	194,917
Nomura Real Estate Holdings	3,400	86,993
Nomura Research Institute	7,800	291,990
Obayashi	5,600	46,124
Obic	100	18,991
Oji Holdings	6,700	34,992
Olympus	7,300	153,169
Omron	3,000	282,570
Oriental Land	200	30,237
ORIX	15,600	290,970
Otsuka	700	36,204
Otsuka Holdings	1,200	51,027
Pan Pacific International Holdings	4,100	78,024
Panasonic	27,300	325,260
Recruit Holdings	1,800	106,236
Renesas Electronics *	9,400	100,924

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Rinnai	800	$86,001
Rohm	600	57,651
Seiko Epson	1,800	33,503
Sekisui Chemical	2,300	39,347
Sekisui House	3,300	65,691
SG Holdings	2,400	65,278
Shimadzu	600	26,918
Shimano	200	58,772
Shin-Etsu Chemical	3,600	594,386
SMC	100	64,021
Sompo Holdings	1,100	48,357
Sony	9,500	985,528
SUMCO	4,800	100,830
Sumitomo Electric Industries	1,500	19,979
Sumitomo Metal Mining	2,700	102,366
Sumitomo Mitsui Financial Group	1,900	65,795
Sumitomo Mitsui Trust Holdings	2,100	68,811
Suzuki Motor	4,700	203,096
Sysmex	900	102,195
T&D Holdings	9,000	109,171
TDK	1,100	115,214
Terumo	1,100	45,905
Tokyo Electron	1,300	554,466
Tosoh	5,000	90,763
Toyota Industries	2,200	185,178
Toyota Motor	6,300	550,823
Toyota Tsusho	1,200	53,058
Unicharm	900	40,116
Yamaha	600	35,362
Yamaha Motor	6,800	172,681
Yamato Holdings	2,500	63,609
Z Holdings	12,400	80,439
		16,526,172
LUXEMBOURG — 0.2%
ArcelorMittal	17,775	595,727
Eurofins Scientific	1,070	151,911
		747,638

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
MALAYSIA — 0.0%
Hartalega Holdings	14,200	$25,197
Telekom Malaysia	63,100	92,918
		118,115
MEXICO — 0.4%
America Movil ADR, Cl L	3,259	63,746
Arca Continental	7,700	49,599
Cemex ADR *	26,290	215,578
Grupo Bimbo, Ser A	5,900	14,900
Grupo Financiero Banorte, Cl O	36,400	240,268
Grupo Mexico	58,500	271,237
Industrias Penoles *	900	12,687
Kimberly-Clark de Mexico, Cl A	16,314	28,950
Orbia Advance	34,700	99,155
Wal-Mart de Mexico	41,600	147,622
		1,143,742
NETHERLANDS — 0.8%
Adyen *	56	180,700
ASML Holding	1,776	1,478,111
Koninklijke DSM	888	189,087
NN Group	5,826	301,635
Randstad	2,542	186,792
Wolters Kluwer	1,455	167,300
		2,503,625
NORWAY — 0.1%
Gjensidige Forsikring	3,248	76,026
Norsk Hydro	45,417	314,341
		390,367
PERU — 0.2%
Southern Copper	7,121	445,703

POLAND — 0.2%
Bank Polska Kasa Opieki	4,366	122,235
Dino Polska *	283	24,009
KGHM Polska Miedz	3,001	139,849
LPP	12	43,708
Orange Polska	22,072	47,773
PGE Polska Grupa Energetyczna *	5,080	13,396
Polski Koncern Naftowy ORLEN	4,982	96,719

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
POLAND — continued
Polskie Gornictwo Naftowe i Gazownictwo	75,562	$124,380
Santander Bank Polska	174	13,721
		625,790
RUSSIA — 0.1%
Evraz	30,507	247,629

SAUDI ARABIA — 0.0%
Delivery Hero *	282	40,833

SINGAPORE — 0.0%
Mapletree Commercial Trust ‡	25,300	38,100
Venture	1,400	19,928
		58,028
SOUTH AFRICA — 0.8%
Absa Group	34,368	373,259
Anglo American	9,271	390,830
Anglo American Platinum	2,463	280,124
Aspen Pharmacare Holdings	1,620	21,875
Capitec Bank Holdings	526	68,690
Clicks Group	1,125	23,480
Exxaro Resources	3,912	49,839
FirstRand	16,793	71,515
Impala Platinum Holdings	19,801	304,090
Kumba Iron Ore	3,864	173,657
Mr Price Group	8,179	122,813
MTN Group *	17,066	156,899
Sasol *	3,765	58,147
Shoprite Holdings	2,080	26,353
Sibanye Stillwater	68,981	280,846
Standard Bank Group	9,730	99,644
Vodacom Group	10,733	106,235
Woolworths Holdings	22,565	98,914
		2,707,210
SOUTH KOREA — 3.0%
Amorepacific	409	80,057
BGF retail	160	24,563
Celltrion *	166	41,939
Celltrion Pharm *	390	58,172

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
CJ	2,013	$176,075
CJ CheilJedang	362	141,594
DB Insurance	1,519	76,771
Doosan Bobcat *	3,631	135,221
E-MART	632	97,432
GS Engineering & Construction	2,096	80,727
Hana Financial Group	3,924	152,050
Hankook Tire & Technology	2,094	83,885
Hanon Systems	4,257	60,349
Hanwha Solutions *	2,578	90,458
HMM *	4,838	174,873
Hyundai Engineering & Construction	1,443	68,985
Hyundai Glovis	427	71,207
Hyundai Mobis	251	59,923
Hyundai Motor	444	81,147
Hyundai Steel	2,764	121,409
Kakao	1,305	174,057
KB Financial Group	4,476	204,425
Kia	5,045	368,955
Korea Investment Holdings	1,456	119,305
Korea Zinc	321	147,087
Kumho Petrochemical	1,423	238,491
LG	867	71,068
LG Chemical	482	314,962
LG Display *	5,945	104,863
LG Electronics	2,299	280,799
LG Innotek	1,132	209,598
Lotte Chemical	374	80,531
Meritz Securities	10,547	48,643
Mirae Asset Securities	11,221	85,175
NAVER	1,516	573,041
NCSoft	263	149,613
Pan Ocean	6,148	44,027
POSCO	1,067	309,188
Samsung Electro-Mechanics	1,155	183,180
Samsung Electronics	40,641	2,680,576
Samsung Engineering *	5,308	102,131
Samsung Life Insurance	1,881	120,921

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Samsung SDI	280	$191,137
Samsung Securities	1,240	52,741
Seegene	355	20,238
Shinhan Financial Group	4,974	166,199
SK Chemicals	328	76,271
SK Holdings	255	57,807
SK Hynix	4,596	419,665
SK Telecom	548	141,041
SKC	654	89,720
Yuhan	1,845	99,492
		9,801,784
SPAIN — 0.5%
Banco Bilbao Vizcaya Argentaria *	69,038	452,117
Banco Santander *	149,182	549,471
CaixaBank	110,550	342,988
Iberdrola	24,820	307,392
Industria de Diseno Textil	1,078	36,780
		1,688,748
SWEDEN — 1.3%
Alfa Laval	4,917	199,481
Assa Abloy, Cl B	3,854	123,128
Atlas Copco, Cl A	10,110	694,809
Boliden	6,040	210,943
Electrolux	1,720	43,645
Epiroc, Cl A	4,719	103,436
EQT	2,484	126,858
Hennes & Mauritz, Cl B *	5,237	104,945
Hexagon, Cl B	9,422	163,261
Husqvarna, Cl B	9,035	121,246
Investor, Cl B	11,172	267,271
L E Lundbergforetagen, Cl B	1,472	93,994
Nibe Industrier, Cl B	25,240	352,195
Sandvik	11,222	286,187
Skandinaviska Enskilda Banken, Cl A	15,724	210,786
Skanska, Cl B	2,816	80,985
SKF, Cl B	9,808	250,068
Svenska Cellulosa SCA, Cl B	2,539	44,792
Svenska Handelsbanken, Cl A	7,147	80,311

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Swedbank	5,974	$115,187
Swedish Match	11,280	104,268
Volvo, Cl B	18,051	408,517
		4,186,313
SWITZERLAND — 0.8%
Baloise Holding	261	41,606
Chocoladefabriken Lindt & Spruengli	5	58,787
EMS-Chemie Holding	88	95,371
Geberit	52	43,421
Givaudan	28	140,509
Holcim Ltd	3,462	197,509
Kuehne + Nagel International	1,107	405,376
Logitech International	1,285	131,542
Lonza Group	195	165,004
Partners Group Holding	42	74,510
Sika	797	287,636
Sonova Holding	421	162,339
STMicroelectronics	2,589	115,524
Straumann Holding	19	36,755
Swiss Life Holding	127	66,150
Zurich Insurance Group	1,088	477,599
		2,499,638
TAIWAN — 3.1%
Accton Technology	19,000	191,962
Acer	39,000	35,539
Advantech	9,898	137,656
ASE Technology Holding	46,000	213,082
Asia Cement	92,000	148,979
Asustek Computer	8,000	93,917
AU Optronics	161,000	101,249
Cathay Financial Holding	67,000	144,878
Chailease Holding	25,235	242,199
China Steel	65,000	89,752
Compal Electronics	18,000	14,876
CTBC Financial Holding	75,000	62,215
Delta Electronics	8,000	78,394
E.Sun Financial Holding	235,110	225,608
Eclat Textile	3,000	60,326

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Evergreen Marine Taiwan	103,000	$508,122
Feng TAY Enterprise	4,680	36,403
Fubon Financial Holding	52,000	160,315
Giant Manufacturing	9,000	108,880
Globalwafers	8,000	252,763
Hon Hai Precision Industry	81,000	324,563
Innolux	94,000	58,778
Inventec	15,000	13,158
Lite-On Technology	70,000	154,509
MediaTek	22,000	719,042
Mega Financial Holding	54,000	63,843
Micro-Star International	39,000	184,425
Nien Made Enterprise	2,000	29,867
Novatek Microelectronics	27,000	439,907
Phison Electronics	7,000	108,043
Quanta Computer	27,000	76,451
Realtek Semiconductor	22,000	441,367
SinoPac Financial Holdings	51,000	26,206
Synnex Technology International	54,000	104,675
Taishin Financial Holding	182,117	127,348
Taiwan Cement	116,523	203,636
Taiwan Cooperative Financial Holding	140,135	112,936
Taiwan Semiconductor Manufacturing ADR	22,734	2,705,573
Unimicron Technology	9,000	48,067
United Microelectronics	310,000	713,652
Vanguard International Semiconductor	29,000	154,942
Walsin Technology *	9,000	58,638
Wan Hai Lines	5,000	45,055
Win Semiconductors	2,000	23,872
Winbond Electronics	10,000	10,737
Wistron	26,000	25,713
Yuanta Financial Holding	177,840	160,368
Zhen Ding Technology Holding	36,000	129,079
		10,171,565
THAILAND — 0.2%
Indorama Ventures NVDR	85,800	116,268
Kasikornbank NVDR	64,800	247,039
PTT Exploration & Production NVDR	4,900	16,953

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Siam Commercial Bank NVDR	41,800	$138,152
Srisawad NVDR	13,900	30,983
		549,395
TURKEY — 0.1%
Eregli Demir ve Celik Fabrikalari	73,712	166,703
Ford Otomotiv Sanayi	11,329	235,044
		401,747
UNITED KINGDOM — 1.2%
Admiral Group	6,148	305,074
Ashtead Group	6,149	480,558
AstraZeneca	170	19,875
Auto Trader Group	4,696	40,646
BAE Systems	12,804	100,010
Barclays	123,343	312,779
Berkeley Group Holdings	1,580	104,841
BT Group, Cl A *	37,941	88,426
CNH Industrial	1,340	22,087
Croda International	450	56,613
Direct Line Insurance Group	15,217	64,645
Entain *	8,748	232,398
Experian	5,901	259,501
Halma	5,137	212,463
JD Sports Fashion	16,394	227,600
Kingfisher	29,480	141,923
Legal & General Group	75,485	280,068
M&G	61,632	174,652
Mondi	1,143	31,503
Natwest Group	30,392	88,807
Next *	816	88,631
Persimmon	6,805	275,006
Spirax-Sarco Engineering	369	81,694
SSE	1,149	25,782
United Utilities Group	2,190	31,831
Wm Morrison Supermarkets	7,302	29,142
		3,776,555
UNITED STATES — 0.3%
CONSUMER STAPLES — 0.0%
JBS	17,400	102,264

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
ENERGY — 0.1%
Tenaris	24,376	$245,846

INDUSTRIALS — 0.2%
Schneider Electric	4,005	716,512
		1,064,622
ZAMBIA — 0.1%
First Quantum Minerals	7,784	162,140
Total Common Stock
(Cost $64,305,672)		96,362,748

PREFERRED STOCK — 0.1%
BRAZIL — 0.1%
Cia Energetica de Minas Gerais (1)	5,500	14,253
Gerdau (1)	37,000	202,717
Total Preferred Stock
(Cost $238,274)		216,970

SHORT-TERM INVESTMENT — 2.8%
DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $9,215,816)	9,215,816	9,215,816
Total Investments — 99.6%
(Cost $232,977,588)		$324,403,489

A list of open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	6	Sep-2021	$709,559	$705,450	$(4,109)
MSCI Emerging Markets	4	Sep-2021	272,913	259,840	(13,073)
SGX Nifty 50	141	Sep-2021	4,682,753	4,829,391	146,638
			$5,665,225	$5,794,681	$129,456

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

A list of open total return swap agreements held by the Fund at August 31, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPILX NAV	SOFR + 35 BPS	SPILX	Annually	03/02/2022	USD	3,267,155	$143,993	$143,993

Percentages are based on Net Assets of $325,682,991.

*	Non-income producing security.
(1)	Rate is not available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NAV — Net Asset Value

NVDR— Non-Voting Depository Receipt

Ser — Series

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

The following table summarizes the inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$218,607,955	$—	$—	$218,607,955
Common Stock
Australia	—	3,015,671	—	3,015,671
Austria	—	331,571	—	331,571
Brazil	1,527,819	145,846	—	1,673,665
Canada	7,571,944	—	—	7,571,944
Chile	137,900	146,124	—	284,024
China	—	9,859,691	—	9,859,691
Denmark	—	1,456,956	—	1,456,956
Finland	—	1,091,366	—	1,091,366
France	—	4,629,289	—	4,629,289
Germany	—	4,339,755	—	4,339,755
Hong Kong	—	739,160	—	739,160
Hungary	—	164,481	—	164,481
Indonesia	—	577,950	—	577,950
Italy	98,917	670,949	—	769,866
Japan	—	16,526,172	—	16,526,172
Luxembourg	—	747,638	—	747,638
Malaysia	—	118,115	—	118,115
Mexico	1,143,742	—	—	1,143,742
Netherlands	—	2,503,625	—	2,503,625
Norway	—	390,367	—	390,367
Peru	445,703	—	—	445,703
Poland	—	625,790	—	625,790
Russia	—	247,629	—	247,629
Saudi Arabia	—	40,833	—	40,833
Singapore	—	58,028	—	58,028
South Africa	—	2,707,210	—	2,707,210
South Korea	—	9,801,784	—	9,801,784
Spain	—	1,688,748	—	1,688,748
Sweden	—	4,186,313	—	4,186,313
Switzerland	—	2,499,638	—	2,499,638
Taiwan	2,705,573	7,465,992	—	10,171,565
Thailand	—	549,395	—	549,395
Turkey	—	401,747	—	401,747
United Kingdom	—	3,776,555	—	3,776,555
United States	102,264	962,358	—	1,064,622
Zambia	162,140	—	—	162,140
Total Common Stock	13,896,002	82,466,746	—	96,362,748
Preferred Stock
Brazil	216,970	—	—	216,970

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2021

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$9,215,816	$—	$—	$9,215,816
Total Investments in Securities	$241,936,743	$82,466,746	$—	$324,403,489

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Appreciation	$146,638	$—	$—	$146,638
Unrealized Depreciation	(17,182)	—	—	(17,182)
Total Return Swap^
Unrealized Appreciation	—	143,993	—	143,993
Total Other Financial Instruments	$129,456	$143,993	$—	$273,449

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the year ended August 31, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.0%
	Shares	Value
AUSTRALIA — 0.4%
Australia & New Zealand Banking Group	10,189	$207,356
BHP Group	6,139	190,460
BlueScope Steel	11,676	214,669
CSL	245	55,930
Domino’s Pizza Enterprises	761	87,271
Fortescue Metals Group	24,313	371,989
Glencore	47,204	213,027
REA Group	734	82,256
Reece	2,426	36,990
Rio Tinto	5,909	437,376
Sonic Healthcare	2,856	90,681
Washington H Soul Pattinson	1,474	38,552
Wesfarmers	6,233	273,112
Woolworths Group	2,634	80,489
		2,380,158
AUSTRIA — 0.1%
Erste Group Bank	3,918	156,384
OMV	2,531	140,168
Verbund	222	24,302
voestalpine	1,676	76,001
		396,855

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
BRAZIL — 0.2%
Banco Santander Brasil	16,000	$128,847
Cia Siderurgica Nacional	23,500	158,612
JBS	14,700	86,395
Raia Drogasil	2,000	9,886
Vale ADR, Cl B	32,442	618,669
WEG	29,800	204,591
Wheaton Precious Metals	1,224	55,163
Yara International	1,579	79,329
		1,341,492
CANADA — 1.0%
Agnico Eagle Mines	287	16,515
Alimentation Couche-Tard, Cl B	1,904	76,936
Bank of Montreal	5,459	543,282
Bank of Nova Scotia	5,642	349,481
BCE	1,146	59,768
Canadian Imperial Bank of Commerce	2,927	336,722
Canadian Natural Resources	7,486	247,724
Canadian Pacific Railway	5,780	397,153
Canadian Tire, Cl A	1,369	208,337
Cenovus Energy	18,318	152,015
CGI, Cl A *	253	22,612
Constellation Software	22	37,285
Dollarama	718	32,740
Empire	1,438	46,503
Fairfax Financial Holdings	272	120,401
George Weston	512	55,191
Gildan Activewear	3,370	129,549
Hydro One	1,426	35,490
iA Financial	2,311	128,148
IGM Financial	3,072	112,030
Imperial Oil	10,270	271,799
Intact Financial	1,593	216,958
Kinross Gold	10,562	63,540
Magna International	2,080	164,253
Manulife Financial	711	13,846
National Bank of Canada	4,302	341,459
Nutrien	1,703	103,531
Onex	1,693	118,623

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Ritchie Bros Auctioneers	1,078	$67,543
Royal Bank of Canada	6,070	623,526
Sun Life Financial	4,065	209,299
Teck Resources, Cl B	625	14,094
Toromont Industries	171	14,378
Toronto-Dominion Bank	4,412	286,510
West Fraser Timber	2,048	158,139
WSP Global	1,366	178,355
		5,953,735
CHILE — 0.0%
Antofagasta	5,161	103,322
Lundin Mining	15,424	124,697
		228,019
CHINA — 1.2%
Agricultural Bank of China, Cl A	31,800	14,559
Airtac International Group	1,000	30,533
Anhui Conch Cement, Cl A	3,288	20,319
ANTA Sports Products	2,000	41,257
Bank of Beijing, Cl A	26,800	17,990
Bank of China, Cl A	31,200	14,624
Bank of Communications, Cl A	23,300	15,930
Bank of Ningbo, Cl A	2,400	11,991
Bank of Shanghai, Cl A	12,297	13,707
Baoshan Iron & Steel, Cl A	13,800	21,704
BOE Technology Group, Cl A	13,700	12,320
Bosideng International Holdings	90,000	73,830
BYD, Cl H	14,000	475,367
BYD, Cl A	500	21,415
BYD Electronic International	25,000	114,236
China Everbright Bank, Cl A	30,400	15,739
China Fortune Land Development, Cl A	16,470	9,608
China Hongqiao Group	94,000	140,292
China International Travel Service, Cl A	1,400	49,465
China Lesso Group Holdings	62,000	132,549
China Longyuan Power Group, Cl H	87,000	177,998
China Medical System Holdings	18,000	35,420
China Merchants Bank, Cl A	5,100	38,639
China Merchants Bank, Cl H	109,500	905,628

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Merchants Securities, Cl A	5,500	$15,429
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	24,167
China Minsheng Banking, Cl A	24,100	14,797
China National Building Material, Cl H	88,000	120,496
China Pacific Insurance Group, Cl A	3,400	13,808
China Petroleum & Chemical, Cl A	80,700	53,169
China Resources Beer Holdings	2,000	16,464
China Resources Gas Group	2,000	12,149
China Shenhua Energy, Cl H	100,500	222,655
China Vanke, Cl A	6,100	18,658
China Yangtze Power, Cl A	34,600	103,502
COSCO SHIPPING Holdings, Cl H *	55,250	104,933
Country Garden Services Holdings	24,000	183,131
CSPC Pharmaceutical Group	14,640	18,586
Daqin Railway, Cl A	59,900	56,240
ENN Energy Holdings	800	15,838
Far East Horizon	33,000	37,556
Foshan Haitian Flavouring & Food, Cl A	2,340	34,382
Fuyao Glass Industry Group, Cl H	13,200	81,288
Geely Automobile Holdings	9,000	32,630
Great Wall Motor, Cl H	64,500	297,982
Gree Electric Appliances of Zhuhai, Cl A	1,900	12,096
Guotai Junan Securities, Cl A	5,377	14,771
Haier Smart Home, Cl A	5,441	22,759
Haitian International Holdings	19,000	72,756
Haitong Securities, Cl A	8,300	16,302
Huatai Securities, Cl A	5,700	14,438
Huaxia Bank, Cl A	20,800	18,000
Industrial & Commercial Bank of China, Cl A	16,300	11,637
Industrial Bank, Cl A	5,400	15,449
Inner Mongolia Yili Industrial Group, Cl A	3,200	16,844
Innovent Biologics *	9,500	76,769
Jiangsu Hengrui Medicine, Cl A	4,320	30,142
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	23,297
Jiangxi Copper, Cl H	18,000	36,578
Kingboard Holdings	19,500	96,016
Kingdee International Software Group	21,000	76,438

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Kunlun Energy	84,000	$89,160
Kweichow Moutai, Cl A	400	96,294
KWG Group Holdings	77,000	81,357
Lee & Man Paper Manufacturing	17,000	14,935
Lenovo Group	70,000	77,584
Li Ning	45,000	606,799
Longfor Group Holdings	32,000	137,956
Luxshare Precision Industry, Cl A	5,815	30,388
Luzhou Laojiao, Cl A	1,700	44,623
Meituan Dianping, Cl B *	6,800	218,114
Midea Group, Cl A	2,100	21,441
NARI Technology, Cl A	6,480	35,091
New China Life Insurance, Cl A	2,100	13,161
PetroChina, Cl A	32,000	24,452
PetroChina, Cl H	550,000	241,447
Ping An Bank, Cl A	7,000	19,260
Ping An Healthcare and Technology *	1,100	8,142
Ping An Insurance Group of China, Cl A	3,200	24,694
Poly Developments and Holdings Group, Cl A	9,100	16,020
SAIC Motor, Cl A	3,100	9,259
Sany Heavy Industry, Cl A	12,400	50,275
Shandong Weigao Group Medical Polymer, Cl H	60,000	98,622
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	16,054
Shanghai Pudong Development Bank, Cl A	10,000	13,995
Shenwan Hongyuan Group, Cl A	19,500	14,168
Sinotruk Hong Kong	19,000	37,477
Suning.com, Cl A	15,700	12,818
Tingyi Cayman Islands Holding	12,000	21,347
Tsingtao Brewery, Cl H	8,000	65,447
Uni-President China Holdings	18,000	17,095
Weichai Power, Cl H	56,000	141,634
Wilmar International	17,600	54,235
Xinjiang Goldwind Science & Technology, Cl H	34,000	65,418
Yihai International Holding	5,000	26,989
Yonghui Superstores, Cl A	19,700	11,592
Zhongsheng Group Holdings	22,500	188,360
		7,082,975

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
DENMARK — 0.2%
AP Moller - Maersk, Cl B	78	$221,928
Carlsberg, Cl B	97	16,957
Coloplast, Cl B	96	16,659
Danske Bank	7,177	120,754
DSV Panalpina	1,211	309,004
Orsted	235	37,616
Pandora	2,206	264,040
ROCKWOOL International, Cl B	150	79,470
Tryg	620	15,372
Vestas Wind Systems	1,900	76,904
		1,158,704
FINLAND — 0.1%
Elisa	989	63,367
Kesko, Cl B	2,384	98,442
Kone, Cl B	2,392	198,349
Neste	1,204	73,262
Nordea Bank Abp *	7,086	83,351
Stora Enso, Cl R	10,746	210,312
UPM-Kymmene	3,245	132,054
		859,137
FRANCE — 0.6%
Air Liquide	739	132,541
Arkema	209	27,773
AXA	2,647	74,363
BNP Paribas	7,193	455,147
Bouygues	359	15,012
Cie de Saint-Gobain	3,178	230,609
Cie Generale des Etablissements Michelin SCA	542	87,704
CNP Assurances	22,347	383,365
Credit Agricole	19,759	284,321
Dassault Systemes	1,220	69,615
EssilorLuxottica	589	115,650
Gecina ‡	501	77,911
Hermes International	98	144,284
Kering	49	39,076
Legrand	668	76,567
L’Oreal	155	72,635
LVMH Moet Hennessy Louis Vuitton	89	65,973

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Publicis Groupe	1,907	$125,148
Sartorius Stedim Biotech	458	278,212
Schneider Electric	3,162	565,695
Societe Generale	14,131	444,156
Teleperformance	298	131,928
		3,897,685
GERMANY — 0.6%
adidas	47	16,692
Allianz	157	36,838
Bayerische Motoren Werke	1,868	177,464
Brenntag	2,945	297,444
Carl Zeiss Meditec	737	162,950
Daimler	6,226	525,220
Deutsche Bank *	10,460	129,672
Deutsche Boerse	247	42,608
Deutsche Post	7,541	530,532
Evonik Industries	1,787	60,334
GEA Group	1,917	88,519
Hannover Rueck	1,175	216,497
HeidelbergCement	156	13,563
Infineon Technologies	2,180	92,977
KION Group	350	37,511
LANXESS	1,426	104,046
Puma	269	32,705
RWE	433	16,937
Siemens	3,335	553,412
Siemens Energy *	582	16,936
Volkswagen	1,383	463,183
Zalando *	338	37,524
		3,653,564
HONG KONG — 0.2%
Chow Tai Fook Jewellery Group	39,600	80,466
Flat Glass Group, Cl H	22,000	128,398
Hopson Development Holdings	20,400	79,616
Kingboard Laminates Holdings	66,500	130,817
MMG *	128,000	62,165
Nine Dragons Paper Holdings	79,000	108,097
Perennial Energy Holdings	140,000	30,864

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Powerlong Real Estate Holdings	56,000	$45,507
Shenzhou International Group Holdings	2,900	63,285
Techtronic Industries	8,000	177,296
Xinyi Glass Holdings	28,000	117,594
Yadea Group Holdings	18,000	32,064
Yanzhou Coal Mining, Cl H	54,000	94,382
		1,150,551
HUNGARY — 0.0%
MOL Hungarian Oil & Gas	1,089	8,949
OTP Bank Nyrt	573	34,605
Richter Gedeon Nyrt	582	17,455
		61,009
INDONESIA — 0.1%
Adaro Energy	1,134,000	100,364
Aneka Tambang	1,052,500	176,632
Bank Mandiri Persero	111,100	47,533
Charoen Pokphand Indonesia	32,300	14,509
Indah Kiat Pulp & Paper	87,200	48,326
Indofood Sukses Makmur	91,900	39,828
		427,192
ITALY — 0.1%
Enel	23,203	211,455
Ferrari	239	51,959
FinecoBank Banca Fineco	6,173	113,661
Mediobanca Banca di Credito Finanziario	5,630	66,352
Prysmian	4,171	156,961
		600,388
JAPAN — 2.1%
Acom	4,800	18,534
Advantest	2,500	214,602
Ajinomoto	4,800	141,593
Bandai Namco Holdings	1,900	131,757
Brother Industries	5,300	108,765
Casio Computer	3,400	52,484
Chiba Bank	22,800	142,562
Chugai Pharmaceutical	3,600	140,835
Dai-ichi Life Holdings	11,600	229,024
Daiichi Sankyo	4,500	106,830

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Daikin Industries	900	$224,101
Denso	2,200	153,928
Disco	200	58,042
Fuji Electric	500	21,618
FUJIFILM Holdings	2,600	213,910
Fujitsu	1,400	257,707
Hamamatsu Photonics	500	29,135
Hino Motors	3,200	27,679
Hitachi	4,000	221,162
Hitachi Metals	2,600	50,156
Honda Motor	1,000	30,567
Hoya	2,900	467,918
Hulic	5,100	59,786
Isuzu Motors	15,400	194,440
ITOCHU	9,400	282,342
JFE Holdings	13,500	218,268
JSR	5,700	197,194
Kakaku.com	1,500	46,676
KDDI	1,000	30,600
Keyence	100	60,060
Kikkoman	300	22,502
Kubota	700	14,463
Kurita Water Industries	1,400	65,766
Kyowa Hakko Kirin	1,000	32,728
M3	3,900	261,099
Marubeni	22,200	175,873
Mazda Motor	7,600	66,016
Minebea Mitsumi	4,100	105,351
Mitsubishi Electric	1,700	23,242
Mitsubishi Gas Chemical	7,900	148,648
Mitsubishi UFJ Financial Group	52,400	284,221
Mitsui	4,700	103,343
Mitsui Chemicals	500	17,258
Murata Manufacturing	3,600	296,889
Nabtesco	2,600	102,849
Nexon	1,400	25,474
NGK Insulators	3,400	56,331
Nintendo	300	144,106

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nippon Paint Holdings	2,000	$24,781
Nippon Sanso Holdings	1,800	43,634
Nippon Steel	12,300	251,052
Nippon Telegraph & Telephone	6,000	160,064
Nippon Yusen	7,100	571,563
Nitori Holdings	200	37,369
Nitto Denko	1,700	129,011
Nomura Holdings	33,400	161,946
Nomura Real Estate Holdings	2,400	61,407
Nomura Research Institute	5,700	213,377
NTT Data	1,100	19,774
Obayashi	4,300	35,417
Obic	100	18,991
Olympus	6,300	132,187
Omron	2,300	216,637
Oriental Land	200	30,237
ORIX	7,500	139,890
Otsuka	1,700	87,923
Otsuka Holdings	900	38,270
Pan Pacific International Holdings	2,900	55,188
Panasonic	20,900	249,009
Recruit Holdings	1,300	76,726
Renesas Electronics *	6,900	74,083
Rinnai	600	64,501
Rohm	500	48,042
Seiko Epson	1,900	35,365
Sekisui Chemical	2,400	41,058
Sekisui House	3,300	65,691
SG Holdings	1,600	43,519
Sharp	2,700	35,538
Shimadzu	700	31,404
Shimano	200	58,772
Shin-Etsu Chemical	2,800	462,300
SMC	200	128,042
Sompo Holdings	1,000	43,961
Sony	7,400	767,675
SUMCO	3,400	71,421
Sumitomo Electric Industries	1,100	14,651

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sumitomo Metal Mining	2,100	$79,618
Sumitomo Mitsui Financial Group	2,000	69,257
Sumitomo Mitsui Trust Holdings	1,800	58,981
Suzuki Motor	3,600	155,563
Sysmex	700	79,485
T&D Holdings	8,400	101,893
TDK	600	62,844
Terumo	800	33,386
Tokyo Electron	1,000	426,512
Tosoh	4,000	72,610
TOTO	300	16,325
Toyota Industries	1,800	151,510
Toyota Motor	5,200	454,647
Toyota Tsusho	1,600	70,744
Unicharm	700	31,201
Yamaha	400	23,575
Yamaha Motor	5,500	139,668
Z Holdings	10,000	64,870
		12,911,599
LUXEMBOURG — 0.1%
ArcelorMittal	13,919	466,493
Eurofins Scientific	690	97,962
		564,455
MALAYSIA — 0.0%
Hartalega Holdings	8,300	14,728
Press Metal Aluminium Holdings	11,200	14,564
RHB Bank	7,400	9,982
Telekom Malaysia	64,800	95,421
		134,695
MEXICO — 0.2%
America Movil ADR, Cl L	3,463	67,736
Arca Continental	5,300	34,140
Cemex ADR	20,464	167,805
Grupo Bimbo, Ser A	18,400	46,467
Grupo Financiero Banorte, Cl O	26,600	175,581
Grupo Mexico	45,100	209,107
Industrias Penoles *	700	9,868
Kimberly-Clark de Mexico, Cl A	12,130	21,525

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Orbia Advance	28,300	$80,867
Wal-Mart de Mexico	43,700	155,074
		968,170
NETHERLANDS — 0.3%
Adyen *	43	138,752
ASML Holding	1,245	1,036,175
Koninklijke DSM	639	136,066
NN Group	4,029	208,597
Randstad	2,271	166,879
Wolters Kluwer	998	114,753
		1,801,222
NORWAY — 0.0%
Gjensidige Forsikring	2,260	52,900
Norsk Hydro	33,238	230,047
		282,947
PERU — 0.1%
Southern Copper	6,282	393,190

POLAND — 0.1%
Bank Polska Kasa Opieki	3,971	111,176
Dino Polska *	183	15,525
KGHM Polska Miedz	2,487	115,896
LPP	12	43,708
Orange Polska *	5,457	11,811
PGE Polska Grupa Energetyczna *	3,921	10,340
Polski Koncern Naftowy ORLEN	4,395	85,323
Polskie Gornictwo Naftowe i Gazownictwo	64,399	106,005
Santander Bank Polska	185	14,589
		514,373
PUERTO RICO — 0.1%
Popular	9,881	750,363

RUSSIA — 0.0%
Evraz	20,844	169,193

SAUDI ARABIA — 0.0%
Delivery Hero *	201	29,105

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 0.0%
Mapletree Commercial Trust ‡	21,400	$32,227
Venture	1,400	19,928
		52,155
SOUTH AFRICA — 0.3%
Absa Group	22,232	241,454
Anglo American	7,182	302,765
Anglo American Platinum	1,835	208,700
Aspen Pharmacare Holdings	1,196	16,150
Capitec Bank Holdings	688	89,845
Exxaro Resources	7,209	91,842
FirstRand	11,937	50,835
Impala Platinum Holdings	14,053	215,817
Kumba Iron Ore	1,252	56,268
Mr Price Group	6,619	99,389
MTN Group	16,082	147,852
Sasol	3,442	53,159
Shoprite Holdings	2,772	35,120
Sibanye Stillwater	53,377	217,316
Standard Bank Group	9,123	93,428
Vodacom Group	8,154	80,708
Woolworths Holdings	19,095	83,703
		2,084,351
SOUTH KOREA — 1.3%
Amorepacific	311	60,874
BGF retail	160	24,563
Celltrion *	170	42,950
Celltrion Pharm *	122	18,198
CJ	1,303	113,972
CJ CheilJedang	292	114,214
DB Insurance	1,142	57,717
Doosan Bobcat	2,760	102,785
E-MART	550	84,790
GS Engineering & Construction	1,803	69,442
Hana Financial Group	3,628	140,580
Hankook Tire	1,690	67,701
Hanon Systems	5,370	76,127
Hanwha Solutions	2,087	73,230
HMM *	3,795	137,173

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Hyundai Engineering & Construction	1,170	$55,934
Hyundai Glovis	348	58,033
Hyundai Mobis	187	44,644
Hyundai Motor	331	60,495
Hyundai Steel	2,147	94,308
Kakao	1,080	144,047
KB Financial Group	3,842	175,470
Kia Motors	3,952	289,021
Korea Investment Holdings	1,106	90,626
Korea Zinc	257	117,761
Kumho Petrochemical	1,112	186,368
LG	1,611	132,054
LG Chemical	369	241,122
LG Display	5,138	90,628
LG Electronics	1,271	155,240
LG Innotek	574	106,280
Lotte Chemical	320	68,903
Lotte Shopping	93	8,601
Meritz Securities	7,157	33,008
Mirae Asset Daewoo	8,901	67,565
NAVER	1,172	443,010
NCSoft	203	115,480
Pan Ocean	4,710	33,729
POSCO	828	239,932
Samsung Electro-Mechanics	919	145,751
Samsung Electronics	31,365	2,068,755
Samsung Engineering *	4,212	81,043
Samsung Life Insurance	1,506	96,814
Samsung SDI	237	161,783
Samsung Securities	930	39,556
Seegene	354	20,181
Shinhan Financial Group	3,875	129,478
SK Chemicals	274	63,714
SK Holdings	188	42,619
SK Hynix	3,680	336,024
SK Telecom	433	111,443
SKC	526	72,160

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Yuhan	1,075	$57,969
		7,663,865
SPAIN — 0.2%
Banco Bilbao Vizcaya Argentaria	47,555	311,429
Banco Santander	132,768	489,014
CaixaBank	86,144	267,267
Iberdrola	18,507	229,207
Industria de Diseno Textil	1,023	34,904
		1,331,821
SWEDEN — 0.6%
Alfa Laval	4,339	176,032
Atlas Copco, Cl A	7,734	531,518
Boliden	5,254	183,493
Electrolux	1,157	29,359
Epiroc, Cl A	3,719	81,517
EQT	1,484	75,788
Hennes & Mauritz, Cl B	4,152	83,202
Hexagon, Cl B	8,225	142,520
Husqvarna, Cl B	5,085	68,238
Investor, Cl B	11,436	273,586
L E Lundbergforetagen, Cl B	1,013	64,685
Nibe Industrier, Cl B	21,544	300,622
Sandvik	9,286	236,815
Skandinaviska Enskilda Banken, Cl A	13,458	180,410
Skanska, Cl B	5,215	149,978
SKF, Cl B	7,597	193,696
Svenska Cellulosa SCA, Cl B	1,784	31,473
Svenska Handelsbanken, Cl A	2,498	28,070
Swedbank	5,226	100,765
Swedish Match	9,830	90,864
Volvo, Cl B	13,561	306,902
		3,329,533
SWITZERLAND — 0.3%
Baloise Holding	221	35,229
Chocoladefabriken Lindt & Spruengli	5	58,787
EMS-Chemie Holding	77	83,449
Geberit	81	67,636
Givaudan	24	120,437

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Holcim Ltd	2,250	$128,364
Kuehne + Nagel International	809	296,251
Logitech International	886	90,697
Lonza Group	142	120,157
Partners Group Holding	76	134,827
Sika	541	195,246
Sonova Holding	280	107,969
STMicroelectronics	553	24,675
Straumann Holding	35	67,706
Swiss Life Holding	60	31,252
UBS Group	1,015	16,885
Zurich Insurance Group	839	368,296
		1,947,863
TAIWAN — 1.3%
Accton Technology	15,000	151,549
Acer	42,000	38,273
Advantech	6,599	91,775
ASE Technology Holding	33,000	152,863
Asia Cement	71,000	114,973
Asustek Computer	6,000	70,438
AU Optronics	142,000	89,300
Cathay Financial Holding	47,000	101,631
Chailease Holding	19,513	187,281
China Life Insurance	10,720	11,186
China Steel	67,000	92,514
Compal Electronics	17,000	14,050
Delta Electronics	9,000	88,194
E.Sun Financial Holding	187,170	179,605
Eclat Textile	2,000	40,217
Evergreen Marine Taiwan	79,000	389,725
Feng TAY Enterprise	4,080	31,736
Fubon Financial Holding	16,000	49,328
Giant Manufacturing	8,000	96,782
Globalwafers	7,000	221,168
Hon Hai Precision Industry	65,000	260,451
Hua Nan Financial Holdings	17,633	13,305
Innolux	102,000	63,780
Lite-On Technology	10,000	22,073

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
MediaTek	17,000	$555,623
Mega Financial Holding	28,000	33,104
Micro-Star International	24,000	113,492
Nien Made Enterprise	2,000	29,867
Novatek Microelectronics	21,000	342,150
Phison Electronics *	4,000	61,739
Quanta Computer	25,000	70,788
Realtek Semiconductor	18,000	361,119
SinoPac Financial Holdings	24,000	12,332
Synnex Technology International	32,000	62,030
Taishin Financial Holding	129,938	90,861
Taiwan Cement	93,388	163,205
Taiwan Cooperative Financial Holding	128,368	103,453
Taiwan Semiconductor Manufacturing ADR	17,847	2,123,971
Unimicron Technology	8,000	42,726
United Microelectronics	202,000	465,025
Vanguard International Semiconductor	23,000	122,885
Walsin Technology	7,000	45,607
Wan Hai Lines	4,000	36,044
Win Semiconductors	1,000	11,936
Winbond Electronics	17,000	18,253
Wistron	16,000	15,823
Yuanta Financial Holding	154,960	139,735
Zhen Ding Technology Holding	28,000	100,395
		7,694,360
THAILAND — 0.1%
Indorama Ventures NVDR	74,900	101,498
Kasikornbank NVDR	56,700	216,159
Siam Commercial Bank NVDR	35,200	116,338
		433,995
TURKEY — 0.0%
Eregli Demir ve Celik Fabrikalari	75,178	170,019
Ford Otomotiv Sanayi	4,717	97,864
		267,883
UNITED KINGDOM — 0.6%
Admiral Group	4,382	217,442
Ashtead Group	4,475	349,731
AstraZeneca	1,371	160,288

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Auto Trader Group	3,946	$34,154
BAE Systems	9,058	70,751
Barclays	94,664	240,053
Barratt Developments	6,292	63,837
Berkeley Group Holdings	1,162	77,105
BT Group, Cl A *	35,060	81,712
CNH Industrial	1,349	22,236
Croda International	333	41,893
Direct Line Insurance Group	15,499	65,843
Entain	6,534	173,581
Experian	4,503	198,023
Halma	3,072	127,056
JD Sports Fashion	11,168	155,047
Kingfisher	25,679	123,624
Legal & General Group	52,042	193,089
Linde	1,408	442,943
M&G	51,142	144,926
Mondi	1,416	39,026
Natwest Group	43,363	126,708
Next	564	61,260
Persimmon	3,867	156,275
Spirax-Sarco Engineering	264	58,448
SSE	784	17,592
		3,442,643
UNITED STATES — 38.5%
COMMUNICATION SERVICES — 3.5%
Activision Blizzard	3,193	263,007
Alphabet, Cl A *	2,653	7,677,649
Alphabet, Cl C *	739	2,149,928
Altice USA, Cl A *	3,281	90,031
AT&T	27,978	767,157
Cable One	171	359,030
Charter Communications, Cl A *	453	369,947
Comcast, Cl A	17,933	1,088,174
Discovery, Cl C *	3,941	108,732
DISH Network, Cl A *	2,713	118,260
Electronic Arts	1,639	237,999
Facebook, Cl A *	7,730	2,932,607

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Fox, Cl A	3,250	$121,680
Fox, Cl B	2,469	85,501
Interpublic Group	1,298	48,325
Liberty Broadband, Cl A *	267	49,601
Liberty Broadband, Cl C *	570	109,052
Liberty Media -Liberty SiriusXM, Cl B *	2,196	108,373
Live Nation Entertainment *	922	79,937
Lumen Technologies	14,104	173,479
Match Group *	2,046	281,202
Netflix *	710	404,125
News, Cl A	1,583	35,570
Omnicom Group	2,187	160,132
Pinterest, Cl A *	1,063	59,071
Roku, Cl A *	326	114,882
Sirius XM Holdings	6,100	38,247
Snap, Cl A *	1,950	148,415
Spotify Technology *	233	54,601
Take-Two Interactive Software *	921	148,484
T-Mobile US *	2,995	410,375
Twitter *	2,913	187,889
Verizon Communications	26,627	1,464,485
ViacomCBS, Cl B	3,853	159,707
ViacomCBS	900	41,382
Walt Disney	3,165	573,815
Zillow Group, Cl C *	978	93,663
Zynga, Cl A *	4,242	37,542
		21,352,056
CONSUMER DISCRETIONARY — 5.1%
Advance Auto Parts	188	38,136
Amazon.com *	1,024	3,554,089
Aptiv *	1,354	206,065
AutoNation *	4,486	489,378
AutoZone *	192	297,437
Bath & Body Works	7,147	482,280
Best Buy	4,706	548,296
Booking Holdings *	37	85,088
BorgWarner	2,523	107,682
Boyd Gaming *	7,992	490,469

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Brunswick	3,295	$319,187
Burlington Stores *	997	298,592
Caesars Entertainment *	615	62,502
Capri Holdings *	5,566	314,535
CarMax *	1,849	231,513
Carnival *	6,565	158,479
Carvana, Cl A *	154	50,521
Chewy, Cl A *	576	50,757
Chipotle Mexican Grill, Cl A *	107	203,656
Choice Hotels International	455	54,309
Darden Restaurants	1,179	177,616
Deckers Outdoor *	126	52,725
Dick’s Sporting Goods	4,198	591,120
Dollar General	4,306	959,850
Dollar Tree *	2,484	224,901
Domino’s Pizza	448	231,567
DR Horton	7,685	734,840
eBay	6,286	482,388
Etsy *	1,471	318,118
Expedia Group *	770	111,265
Floor & Decor Holdings, Cl A *	582	71,761
Foot Locker	6,363	360,719
Ford Motor *	56,648	738,123
Gap	1,808	48,328
Garmin	4,133	720,919
General Motors *	18,399	901,735
Gentex	5,203	160,252
Genuine Parts	797	97,385
Hanesbrands	4,021	75,112
Harley-Davidson	5,947	235,085
Hasbro	917	90,150
Hilton Worldwide Holdings *	1,360	169,810
Home Depot	3,565	1,162,832
Kohl’s	3,192	183,221
Las Vegas Sands *	1,762	78,603
Lear	201	32,148
Leggett & Platt	990	47,906
Lennar, Cl A	5,913	634,524

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Lennar, Cl B	491	$42,972
LKQ *	5,213	274,673
Lowe’s	3,750	764,587
Lululemon Athletica *	1,017	406,973
Marriott International, Cl A *	1,591	215,008
Mattel *	3,309	70,647
McDonald’s	2,001	475,157
MGM Resorts International	1,594	67,936
Mohawk Industries *	1,533	303,166
Newell Brands	4,692	119,224
NIKE, Cl B	5,458	899,151
NVR *	78	404,035
O’Reilly Automotive *	565	335,655
Peloton Interactive, Cl A *	377	37,772
Penn National Gaming *	460	37,306
Penske Automotive Group	3,074	276,445
Polaris	1,020	122,155
Pool	1,040	514,072
PulteGroup	9,463	509,677
PVH *	1,059	110,973
Qurate Retail	27,034	298,185
RH *	37	25,925
Ross Stores	1,504	178,074
Royal Caribbean Cruises *	1,930	159,669
Skechers U.S.A., Cl A *	1,724	86,941
Starbucks	3,068	360,459
Tapestry	5,752	231,921
Target	6,071	1,499,416
Tempur Sealy International	8,016	358,315
Tesla *	402	295,759
Thor Industries	1,175	133,280
TJX	3,817	277,572
Toll Brothers	11,348	726,953
Tractor Supply	1,947	378,205
Ulta Beauty *	510	197,528
VF	940	71,882
Victoria’s Secret *	444	29,437
Wayfair, Cl A *	304	85,348

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Whirlpool	2,232	$494,455
Williams-Sonoma	3,308	617,604
YETI Holdings *	3,111	309,047
Yum! Brands	1,479	193,793
		30,733,326
CONSUMER STAPLES — 1.6%
Altria Group	5,469	274,708
Archer-Daniels-Midland	3,483	208,980
Brown-Forman, Cl B	2,089	146,690
Campbell Soup	2,227	92,933
Casey’s General Stores	473	96,757
Church & Dwight	1,704	142,557
Clorox	528	88,730
Coca-Cola	10,707	602,911
Colgate-Palmolive	3,606	281,088
Conagra Brands	4,619	152,981
Constellation Brands, Cl A	785	165,745
Costco Wholesale	1,253	570,729
Darling Ingredients *	310	23,095
Estee Lauder, Cl A	1,075	366,027
General Mills	3,466	200,369
Hain Celestial Group *	1,599	59,819
Hershey	1,115	198,135
Hormel Foods	2,190	99,733
J M Smucker	1,154	142,715
Kellogg	2,641	166,753
Keurig Dr Pepper	3,013	107,474
Kimberly-Clark	1,473	202,994
Kraft Heinz	5,758	207,230
Kroger	8,344	384,074
Lamb Weston Holdings	511	33,292
McCormick	1,406	121,324
Mondelez International, Cl A	3,890	241,452
Monster Beverage *	2,244	218,947
PepsiCo	6,014	940,529
Philip Morris International	4,188	431,364
Procter & Gamble	7,289	1,037,881
Spectrum Brands Holdings	1,390	108,503

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Sysco	2,262	$180,168
Tyson Foods, Cl A	2,801	219,935
Walgreens Boots Alliance	6,026	305,819
Walmart	5,066	750,275
		9,572,716
ENERGY — 1.0%
Baker Hughes, Cl A	6,206	141,373
Cheniere Energy *	1,789	156,466
Chevron	5,077	491,301
ConocoPhillips	4,790	265,989
Continental Resources	8,674	340,715
Devon Energy	10,505	310,423
Diamondback Energy	2,581	199,098
DT Midstream	477	22,166
EOG Resources	3,166	213,768
Equities *	8,786	161,047
Exxon Mobil	10,611	578,512
Halliburton	7,941	158,661
Hess	2,822	194,012
Kinder Morgan	11,398	185,445
Marathon Oil	46,280	543,790
Marathon Petroleum	3,557	210,823
Occidental Petroleum	7,636	196,169
ONEOK	4,201	220,637
Phillips 66	2,374	168,768
Pioneer Natural Resources	1,344	201,157
Schlumberger	10,489	294,112
Tenaris	22,595	227,884
Valero Energy	2,169	143,826
Williams	5,634	139,103
		5,765,245
FINANCIALS — 6.0%
Aflac	4,183	237,092
Allstate	3,084	417,204
Ally Financial	9,022	477,264
American Express	1,862	309,017
American International Group	5,053	275,692
Ameriprise Financial	2,346	640,247

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Aon, Cl A	2,362	$677,563
Arch Capital Group *	3,839	157,783
Arthur J Gallagher	1,856	266,559
Assurant	1,057	179,806
Assured Guaranty	8,549	426,253
Athene Holding, Cl A *	334	22,368
Bank of America	26,060	1,088,005
Bank of New York Mellon	4,817	265,995
Bank OZK	5,710	242,275
Berkshire Hathaway, Cl B *	4,585	1,310,255
BlackRock, Cl A	806	760,292
Blackstone Group, Cl A	2,538	319,103
Brown & Brown	1,337	77,613
Capital One Financial	5,657	938,892
Cboe Global Markets	418	52,731
Charles Schwab	4,253	309,831
Chubb	1,635	300,709
Cincinnati Financial	1,521	187,691
Citigroup	5,660	407,011
Citizens Financial Group	34,651	1,517,367
CME Group, Cl A	1,371	276,558
Comerica	7,130	526,978
Commerce Bancshares	900	63,648
Discover Financial Services	3,864	495,442
East West Bancorp	9,222	676,341
Equitable Holdings	1,214	37,646
Evercore, Cl A	856	119,532
FactSet Research Systems	295	112,165
Fidelity National Financial	3,034	148,150
Fifth Third Bancorp	11,094	431,113
First American Financial	1,333	94,016
First Citizens BancShares, Cl A	71	63,737
First Horizon	12,488	204,678
First Republic Bank	1,161	230,969
FNB	2,198	25,673
Goldman Sachs Group	2,437	1,007,724
Hartford Financial Services Group	3,818	256,646
Huntington Bancshares	7,704	119,643

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Intercontinental Exchange	2,316	$276,831
Invesco	8,724	220,892
Jefferies Financial Group	18,789	694,441
JPMorgan Chase	10,086	1,613,256
KeyCorp	54,015	1,097,585
KKR	2,096	134,752
Lincoln National	17,232	1,182,977
Loews	807	45,087
M&T Bank	1,213	169,832
Markel *	130	165,132
MarketAxess Holdings	263	125,167
Marsh & McLennan	2,938	461,854
MetLife	7,729	479,198
MGIC Investment	29,070	443,899
Moody’s	958	364,778
Morgan Stanley	10,946	1,143,091
MSCI, Cl A	410	260,178
Nasdaq	2,044	400,174
Northern Trust	2,011	238,344
PacWest Bancorp	16,220	690,161
PNC Financial Services Group	1,718	328,310
Primerica	604	92,376
Principal Financial Group	2,249	150,256
Progressive	6,961	670,623
Prosperity Bancshares	2,554	178,474
Prudential Financial	2,406	254,747
Raymond James Financial	300	41,970
Regions Financial	40,238	822,062
S&P Global	709	314,668
SEI Investments	1,311	82,344
Signature Bank NY	633	164,156
SLM	25,175	472,031
State Street	5,713	530,795
SVB Financial Group *	1,315	735,742
Synchrony Financial	10,833	538,942
Synovus Financial	12,697	547,241
T Rowe Price Group	2,744	614,299
Travelers	1,759	280,930

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Truist Financial	5,225	$298,139
Unum Group	12,557	334,267
US Bancorp	5,359	307,553
Virtu Financial, Cl A	1,050	25,704
Webster Financial	5,136	259,471
Wells Fargo	12,121	553,930
Western Alliance Bancorp	3,548	346,143
Willis Towers Watson	476	105,063
WR Berkley	1,059	79,753
Zions Bancorp	4,939	285,968
		36,378,863
HEALTH CARE — 4.7%
Abbott Laboratories	4,654	588,126
AbbVie	9,133	1,103,084
ABIOMED *	362	131,754
Acadia Healthcare *	460	30,415
Agilent Technologies	1,063	186,525
Align Technology *	562	398,458
Alnylam Pharmaceuticals *	658	132,541
AmerisourceBergen, Cl A	1,573	192,236
Amgen	2,518	567,885
Anthem	1,615	605,835
Avantor *	1,685	66,456
Baxter International	2,872	218,904
Becton Dickinson	1,576	396,679
Biogen *	1,163	394,152
BioMarin Pharmaceutical *	1,415	119,157
Bio-Rad Laboratories, Cl A *	404	325,147
Bio-Techne	146	72,874
Boston Scientific *	5,919	267,243
Bristol-Myers Squibb	6,128	409,718
Bruker	1,997	176,355
Cardinal Health	2,324	121,987
Catalent *	1,591	207,530
Centene *	3,137	197,568
Cerner	2,307	176,139
Charles River Laboratories International *	659	292,504
Chemed	99	47,193

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Cigna	1,914	$405,098
Cooper	416	187,495
CVS Health	7,622	658,465
Danaher	2,975	964,376
DaVita *	2,506	327,710
DENTSPLY SIRONA	500	30,850
DexCom *	359	190,062
Edwards Lifesciences *	3,828	448,565
Elanco Animal Health *	4,462	148,942
Eli Lilly	2,871	741,551
Exact Sciences *	1,172	122,333
Gilead Sciences	4,246	309,024
Guardant Health *	249	31,690
HCA Healthcare	3,777	955,505
Hologic *	3,000	237,450
Horizon Therapeutics *	6,340	685,291
Humana	1,520	616,238
IDEXX Laboratories *	630	424,469
Illumina *	350	160,006
Incyte *	1,241	94,924
Intuitive Surgical *	172	181,212
IQVIA Holdings *	944	245,185
Johnson & Johnson	9,468	1,639,195
Laboratory Corp of America Holdings *	1,289	391,057
Masimo *	690	187,363
McKesson	1,178	240,477
Medtronic	4,860	648,713
Merck	9,316	710,718
Mettler-Toledo International *	197	305,908
Moderna *	3,021	1,137,980
Molina Healthcare *	1,602	430,570
Novocure *	200	26,842
PerkinElmer	1,084	200,323
Pfizer	16,275	749,789
Quest Diagnostics	2,640	403,471
Regeneron Pharmaceuticals *	593	399,326
ResMed	1,369	397,736
Seagen *	452	75,755

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
STERIS	377	$81,059
Stryker	644	178,452
Teladoc Health *	181	26,140
Teleflex	363	143,552
Thermo Fisher Scientific	1,443	800,793
United Therapeutics *	1,019	218,963
UnitedHealth Group	3,400	1,415,318
Universal Health Services, Cl B	252	39,252
Veeva Systems, Cl A *	496	164,662
Vertex Pharmaceuticals *	742	148,615
Viatris, Cl W *	7,606	111,276
Waters *	516	213,634
West Pharmaceutical Services	1,231	555,944
Zimmer Biomet Holdings	1,168	175,726
Zoetis, Cl A	3,324	679,957
		28,491,472
INDUSTRIALS — 4.7%
3M	2,694	524,630
A O Smith	1,737	126,315
ADT	2,827	24,199
AECOM *	663	43,466
AGCO	1,515	208,494
Air Lease, Cl A	1,150	45,701
Allegion	314	45,213
AMERCO	93	61,487
AMETEK	1,729	235,092
Armstrong World Industries	811	84,287
Axon Enterprise *	290	52,742
Boeing *	1,331	292,154
Booz Allen Hamilton Holding, Cl A	3,148	257,853
Builders FirstSource *	7,731	411,985
Carlisle	491	103,473
Carrier Global	3,583	206,381
Caterpillar	1,427	300,911
CH Robinson Worldwide	926	83,396
Cintas	1,161	459,489
Clarivate *	507	12,771
Colfax *	2,708	130,444

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Copart *	2,304	$332,513
CoStar Group *	2,270	192,360
CSX	11,022	358,546
Cummins	2,393	564,700
Deere	1,410	533,022
Delta Air Lines *	835	33,767
Dover	3,683	642,168
Eaton	5,125	862,845
Emerson Electric	8,523	899,177
Equifax	903	245,851
Expeditors International of Washington	3,134	390,622
Fastenal	7,487	418,149
FedEx	1,671	443,968
Fortive	2,121	156,678
Fortune Brands Home & Security	4,322	420,833
Gates Industrial *	7,163	117,330
Generac Holdings *	1,009	440,913
General Dynamics	1,845	369,572
General Electric	2,990	315,176
Graco	300	23,526
GXO Logistics *	1,287	105,264
HEICO, Cl A	651	74,370
HEICO	516	65,439
Honeywell International	1,847	428,338
Howmet Aerospace	4,431	140,684
Hubbell, Cl B	1,115	229,813
IDEX	1,243	278,432
IHS MarkIt	1,642	198,025
Illinois Tool Works	1,572	366,056
Ingersoll Rand *	6,872	364,353
ITT	3,041	290,932
Jacobs Engineering Group	2,804	378,428
JB Hunt Transport Services	1,738	308,321
Johnson Controls International	4,902	366,670
Kansas City Southern	813	228,185
L3Harris Technologies	1,176	274,020
Landstar System	1,364	229,193
Lincoln Electric Holdings	548	76,506

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Lockheed Martin	847	$304,751
Lyft, Cl A *	883	42,040
Masco	6,969	423,158
MasTec *	255	23,317
Middleby *	737	134,827
MSC Industrial Direct, Cl A	2,359	198,651
Nordson	890	212,354
Norfolk Southern	1,435	363,830
Northrop Grumman	1,310	481,687
nVent Electric	1,352	46,455
Old Dominion Freight Line	1,981	571,954
Oshkosh	1,634	187,224
Otis Worldwide	2,515	231,933
Owens Corning	3,111	297,256
PACCAR	3,979	325,761
Parker-Hannifin	1,702	504,932
Pentair	3,654	281,943
Quanta Services	3,315	338,462
Raytheon Technologies	4,163	352,856
Regal Beloit	1,824	272,542
Republic Services, Cl A	1,669	207,173
Robert Half International	1,749	180,847
Rockwell Automation	581	189,086
Rollins	2,592	100,881
Roper Technologies	433	209,260
Ryder System	1,064	84,577
Snap-on	744	167,363
Southwest Airlines *	2,253	112,154
Stanley Black & Decker	1,115	215,496
Teledyne Technologies *	930	430,943
Textron	596	43,311
Timken	4,125	303,353
Toro	1,067	117,306
Trane Technologies	4,183	830,325
TransDigm Group *	266	161,587
TransUnion	2,306	280,248
Uber Technologies *	1,520	59,493
Union Pacific	2,762	598,912

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
United Airlines Holdings *	709	$32,976
United Parcel Service, Cl B	2,249	439,972
United Rentals *	2,533	893,262
Verisk Analytics, Cl A	1,230	248,165
Wabtec	1,800	161,622
Waste Management	2,214	343,414
Watsco	340	94,663
WW Grainger	944	409,413
XPO Logistics *	1,996	173,472
Xylem	1,771	241,405
		28,801,840
INFORMATION TECHNOLOGY — 9.3%
Accenture, Cl A	4,097	1,378,886
Adobe *	1,161	770,556
Advanced Micro Devices *	1,665	184,349
Akamai Technologies *	2,598	294,223
Alliance Data Systems	2,694	264,308
Amdocs	844	65,013
Amphenol, Cl A	3,386	259,469
Analog Devices	3,034	494,390
ANSYS *	639	233,465
Apple	63,153	9,588,520
Applied Materials	9,006	1,216,981
Arista Networks *	637	235,391
Arrow Electronics *	1,279	155,040
Aspen Technology *	403	52,188
Atlassian, Cl A *	212	77,817
Autodesk *	1,076	333,657
Automatic Data Processing	2,338	488,736
Avalara *	1,927	346,282
Broadcom	1,309	650,848
Broadridge Financial Solutions	1,884	324,462
Cadence Design Systems *	2,020	330,230
CDW	2,699	541,446
Ceridian HCM Holding *	1,151	129,315
Ciena *	1,600	91,408
Cisco Systems	12,949	764,250
Citrix Systems	1,029	105,853

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cloudflare, Cl A *	528	$63,751
Cognex	610	54,058
Cognizant Technology Solutions, Cl A	3,019	230,380
Corning	4,142	165,639
Coupa Software *	196	47,983
Crowdstrike Holdings, Cl A *	1,288	361,928
Datadog, Cl A *	325	44,785
Dell Technologies, Cl C *	2,802	273,083
DocuSign, Cl A *	1,090	322,902
Dynatrace *	932	64,056
Enphase Energy *	452	78,526
Entegris	3,829	460,016
EPAM Systems *	691	437,272
F5 Networks *	233	47,432
Fair Isaac *	516	237,226
Fidelity National Information Services	1,685	215,292
Fiserv *	1,792	211,080
FleetCor Technologies *	691	181,926
Fortinet *	1,421	447,814
Gartner *	949	292,994
Global Payments	1,627	264,615
GoDaddy, Cl A *	1,390	101,901
Hewlett Packard Enterprise	11,343	175,363
HP	10,060	299,184
HubSpot *	508	347,711
Intel	23,023	1,244,623
International Business Machines	5,259	738,048
Intuit	787	445,529
Jabil	817	50,474
Keysight Technologies *	3,125	560,562
KLA	2,168	737,033
Lam Research	2,064	1,248,349
Leidos Holdings	1,634	160,312
Manhattan Associates *	333	54,276
Marvell Technology	3,339	204,313
Mastercard, Cl A	2,609	903,314
Microchip Technology	1,158	182,223
Micron Technology	6,577	484,725

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Microsoft	34,351	$10,369,880
MKS Instruments	729	107,294
MongoDB, Cl A *	27	10,579
Monolithic Power Systems	240	118,783
Motorola Solutions	1,249	305,031
NetApp	597	53,091
NortonLifeLock	6,433	170,860
NVIDIA	9,660	2,162,391
NXP Semiconductors	843	181,355
Okta, Cl A *	237	62,473
ON Semiconductor *	1,008	44,715
Oracle	6,097	543,426
Palantir Technologies, Cl A *	1,999	52,654
Palo Alto Networks *	176	81,143
Paychex	2,723	311,702
Paycom Software *	437	213,649
PayPal Holdings *	2,789	805,073
PTC *	518	68,200
Qorvo *	3,477	653,780
QUALCOMM	6,898	1,011,868
RingCentral, Cl A *	165	41,623
salesforce.com *	1,768	468,997
Seagate Technology Holdings	2,266	198,479
ServiceNow *	319	205,321
Skyworks Solutions	1,334	244,736
SolarEdge Technologies *	274	79,400
Splunk *	417	63,747
Square, Cl A *	286	76,668
SS&C Technologies Holdings	2,984	225,769
SYNNEX	2,085	264,941
Synopsys *	1,374	456,498
TE Connectivity	1,365	205,050
Teradata *	3,343	182,829
Teradyne	5,313	645,211
Texas Instruments	2,716	518,512
Trade Desk, Cl A *	830	66,441
Trimble *	3,144	296,228
Twilio, Cl A *	353	126,007

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Tyler Technologies *	104	$50,513
Ubiquiti	823	267,771
VeriSign *	563	121,754
Visa, Cl A	5,321	1,219,041
VMware, Cl A *	581	86,493
Western Digital *	2,861	180,815
Workday, Cl A *	241	65,832
Xilinx	938	145,943
Zebra Technologies, Cl A *	1,025	601,849
Zendesk *	600	74,160
Zoom Video Communications, Cl A *	178	51,531
Zscaler *	540	150,304
		56,528,191
MATERIALS — 1.7%
Air Products & Chemicals	1,326	357,370
Albemarle	2,263	535,743
Alcoa *	7,089	314,539
Amcor	15,203	195,359
Avery Dennison	562	126,669
Ball	3,075	295,077
Berry Global Group *	2,654	178,269
Celanese, Cl A	1,260	199,836
Chemours	12,309	412,475
Cleveland-Cliffs *	13,212	310,086
Corteva	4,090	179,837
Crown Holdings	3,187	349,901
Dow	3,898	245,184
DuPont de Nemours	1,894	140,194
Eagle Materials	274	42,974
Eastman Chemical	3,194	361,433
Ecolab	1,457	328,349
Element Solutions	2,957	67,213
FMC	1,031	96,533
Freeport-McMoRan	19,883	723,542
Graphic Packaging Holding	1,659	34,043
International Flavors & Fragrances	2,089	316,483
International Paper	4,561	274,070
LyondellBasell Industries, Cl A	2,752	276,163

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Martin Marietta Materials	720	$274,500
Mosaic	3,795	122,123
Newmont	4,162	241,354
Nucor	4,540	533,722
Olin	7,059	351,821
Packaging Corp of America	955	144,873
PPG Industries	2,583	412,118
Reliance Steel & Aluminum	1,453	218,008
RPM International	1,035	85,170
Scotts Miracle-Gro	1,905	298,761
Sherwin-Williams	1,383	419,976
Silgan Holdings	925	39,248
Steel Dynamics	3,136	211,649
United States Steel	11,127	297,647
Valvoline	1,746	52,659
Vulcan Materials	1,328	246,915
Westrock	892	46,420
		10,358,306
REAL ESTATE — 0.1%
CBRE Group, Cl A *	4,591	442,114
Life Storage ‡	346	43,056
Medical Properties Trust ‡	3,794	77,701
		562,871
UTILITIES — 0.8%
AES	5,543	132,311
Alliant Energy	2,080	126,443
Ameren	2,056	180,352
American Electric Power	2,434	218,013
American Water Works	889	162,020
Atmos Energy	1,028	100,240
CMS Energy	2,386	153,014
Consolidated Edison	1,641	123,814
Dominion Energy	3,243	252,435
DTE Energy	954	114,804
Duke Energy	3,222	337,215
Edison International	2,205	127,537
Entergy	1,668	184,498
Evergy	1,889	129,302

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Eversource Energy	1,681	$152,517
Exelon	4,778	234,218
FirstEnergy	4,518	175,615
NextEra Energy	5,268	442,459
PG&E *	8,810	80,788
PPL	6,407	188,045
Public Service Enterprise Group	2,481	158,635
Sempra Energy	1,419	187,819
Southern	5,185	340,810
WEC Energy Group	1,547	146,161
Xcel Energy	2,577	177,169
		4,626,234
		233,171,120
ZAMBIA — 0.0%
First Quantum Minerals	6,725	140,081
Total Common Stock
(Cost $216,372,570)		309,270,446

REGISTERED INVESTMENT COMPANIES — 46.6%
EQUITY FUNDS — 46.6%
AQR International Defensive Style Fund, Cl R6	491,744	7,700,705
AQR Large Cap Defensive Style Fund, Cl R6	353,154	11,029,007
Avantis Emerging Markets Equity ETF	195,806	13,128,792
Avantis International Equity ETF	68,174	4,396,541
Avantis International Small Cap Value ETF	87,677	5,810,355
DFA Emerging Markets Portfolio, Cl I	700,906	24,167,225
DFA Emerging Markets Small Cap Portfolio, Cl I	450,190	12,168,644
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	2,528,903
DFA International High Relative Profitability Portfolio, Cl I	858,864	12,041,271
DFA International Real Estate Securities, Cl I	1,437,478	7,446,134
DFA International Small Cap Growth Portfolio, Cl I	113,213	2,294,836
DFA International Small Cap Value Portfolio, Cl I	581,936	12,936,434
DFA International Value Portfolio, Cl I	614,887	11,910,363
DFA Large Cap International Portfolio, Cl I	837,971	23,329,125
DFA Real Estate Securities Portfolio, Cl I	441,101	21,393,391
DFA US Small Cap Portfolio, Cl I	240,306	11,431,372

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA US Small Cap Value Portfolio, Cl I	200,981	$9,070,263
DFA US Targeted Value Portfolio, Cl I	798,163	24,535,528
iShares MSCI Global Min Vol Factor ETF	384,977	41,096,295
Schwab International Small Cap Equity ETF	60,162	2,603,811
Vanguard Small Cap Value ETF	40,292	7,025,313
Vanguard U.S. Quality Factor ETF	39,529	4,852,185
Vanguard U.S. Value Factor ETF	98,922	9,969,359
Total Registered Investment Companies
(Cost $195,690,407)		282,865,852

PREFERRED STOCK — 0.0%
BRAZIL — 0.0%
Cia Energetica de Minas Gerais (1)	5,600	14,512
Gerdau (1)	28,000	153,408
Total Preferred Stock
(Cost $183,216)		167,920

SHORT-TERM INVESTMENT — 2.0%
DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $12,222,550)	12,222,550	12,222,550
Total Investments — 99.6%
(Cost $424,468,743)		$604,526,768

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets	2	Sep-2021	$136,456	$129,920	$(6,536)
S&P 500 Index E-MINI	12	Sep-2021	2,543,083	2,712,300	169,217
SGX Nifty 50	102	Sep-2021	3,387,864	3,493,602	105,738
			$6,067,403	$6,335,822	$268,419

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

A list of open total return swap agreements held by the Fund at August 31, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGEX NAV	SOFR + 35 BPS	SPGEX	Annually	03/02/2022	USD	5,414,150	$610,341	$610,341

Percentages are based on Net Assets of $606,740,893.

*	Non-income producing security.
(1)	Rate is not available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NAV — Net Asset Value

NVDR— Non-Voting Depository Receipt

S&P— Standard & Poor’s

Ser — Series

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

The following table summarizes the inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$2,380,158	$—	$2,380,158
Austria	—	396,855	—	396,855
Brazil	1,262,163	79,329	–	1,341,492
Canada	5,953,735	—	—	5,953,735
Chile	124,697	103,322	—	228,019
China	—	7,082,975	—	7,082,975
Denmark	—	1,158,704	—	1,158,704
Finland	—	859,137	—	859,137
France	—	3,897,685	—	3,897,685
Germany	—	3,653,564	—	3,653,564
Hong Kong	—	1,150,551	—	1,150,551
Hungary	—	61,009	—	61,009
Indonesia	—	427,192	—	427,192
Italy	51,959	548,429	—	600,388
Japan	—	12,911,599	—	12,911,599
Luxembourg	—	564,455	—	564,455
Malaysia	—	134,695	—	134,695
Mexico	968,170	—	—	968,170
Netherlands	—	1,801,222	—	1,801,222
Norway	—	282,947	—	282,947
Peru	393,190	—	—	393,190
Poland	—	514,373	—	514,373
Puerto Rico	750,363	—	—	750,363
Russia	—	169,193	—	169,193
Saudi Arabia	—	29,105	—	29,105
Singapore	—	52,155	—	52,155
South Africa	—	2,084,351	—	2,084,351
South Korea	—	7,663,865	—	7,663,865
Spain	—	1,331,821	—	1,331,821
Sweden	—	3,329,533	—	3,329,533
Switzerland	—	1,947,863	—	1,947,863
Taiwan	2,123,971	5,570,389	—	7,694,360
Thailand	—	433,995	—	433,995
Turkey	—	267,883	—	267,883
United Kingdom	442,943	2,999,700	—	3,442,643
United States	232,943,236	227,884	—	233,171,120
Zambia	140,081	—	—	140,081
Total Common Stock	245,154,508	64,115,938	—	309,270,446
Registered Investment Companies	282,865,852	—	—	282,865,852

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2021

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock
Brazil	$167,920	$—	$—	$167,920
Short-Term Investment	12,222,550	—	—	12,222,550
Total Investments in Securities	$540,410,830	$64,115,938	$—	$604,526,768

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Appreciation	$274,955	$—	$—	$274,955
Unrealized Depreciation	(6,536)	—	—	(6,536)
Total Return Swap^
Unrealized Appreciation	—	610,341	—	610,341
Total Other Financial Instruments	$268,419	$610,341	$—	$878,760

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the year ended August 31, 2021, there were no transfer in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
EQUITY FUNDS — 98.0%
AQR International Defensive Style Fund, Cl R6	97,124	$1,520,966
AQR International Multi-Style Fund, Cl R6	853,955	11,673,561
AQR Large Cap Defensive Style Fund, Cl R6	73,548	2,296,905
AQR Large Capital Multi-Style Fund, Cl R6	774,012	16,981,832
AQR Emerging Multi-Style II Fund, Cl R6	558,322	7,135,356
Avantis Emerging Markets Equity ETF	40,888	2,741,540
Avantis International Equity ETF	14,914	961,804
Avantis International Small Cap Value ETF	18,843	1,248,726
DFA Emerging Markets Portfolio, Cl I	150,904	5,203,154
DFA Emerging Markets Small Cap Portfolio, Cl I	84,159	2,274,827
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,303	450,590
DFA International High Relative Profitability Portfolio, Cl I	197,121	2,763,642
DFA International Small Cap Growth Portfolio, Cl I	20,547	416,486
DFA International Small Cap Value Portfolio, Cl I	120,207	2,672,194
DFA Large Cap International Portfolio, Cl I	187,698	5,225,518
DFA Real Estate Securities Portfolio, Cl I	46,497	2,255,126
DFA Tax-Managed International Value Portfolio, Cl I	82,924	2,738,161
DFA Tax-Managed US Marketwide Value Portfolio, Cl I	168,066	6,527,691
DFA US High Relative Profitability Portfolio, Cl I	329,274	6,410,972
Dimensional US Core Equity 2 ETF	184,656	5,129,744
Dimensional US Equity ETF	234,946	11,636,875
Dimensional US Small Capital ETF	43,565	2,569,899
Dimensional US Targeted Value ETF	162,371	7,363,525
iShares MSCI Global Min Vol Factor ETF	78,787	8,410,512
Schwab International Small Cap Equity ETF	14,523	628,556
Vanguard Small Cap Value ETF	7,425	1,294,623

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2021

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard U.S. Quality Factor ETF	6,573	$806,836
Vanguard U.S. Value Factor ETF	17,776	1,791,465
Total Registered Investment Companies
(Cost $86,223,015)		121,131,086

SHORT-TERM INVESTMENT — 1.9%
DWS Government Money Market Series, Institutional Shares, 0.040% (A)
(Cost $2,379,533)	2,379,533	2,379,533
Total Investments — 99.9%
(Cost $88,602,548)		$123,510,619

A list of open total return swap agreements held by the Fund at August 31, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGTX NAV	SOFR + 35 BPS	SPGTX	Annually	03/02/2022	USD	2,547,533	$240,693	$240,693

Percentages are based on Net Assets of $123,670,249.

(A)	The rate reported is the 7-day effective yield as of August 31, 2021.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NAV — Net Asset Value

SOFR — Secured Overnight Financing Rate

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2021

The following table summarizes the inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$121,131,086	$—	$—	$121,131,086
Short-Term Investment	2,379,533	—	—	2,379,533
Total Investments in Securities	$123,510,619	$—	$—	$123,510,619

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Appreciation	$—	$240,693	$—	$240,693
Total Other Financial Instruments	$—	$240,693	$—	$240,693

^	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the year ended August 31, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
AUGUST 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
iShares Core 1-5 Year USD Bond ETF, Cl 5	676,588	$34,715,730
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	10,176,453	109,702,164
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	9,836,555	112,038,360
Total Registered Investment Companies
(Cost $242,601,257)		256,456,254

SHORT-TERM INVESTMENT — 0.8%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $2,021,591)	2,021,591	2,021,591
Total Investments — 99.8%
(Cost $244,622,848)		$258,477,845

Percentages are based on Net Assets of $258,927,543.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2021.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

As of August 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the year ended August 31, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.1%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	909,304	$9,556,782
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,742,575	17,704,557
iShares National Muni Bond ETF	18,270	2,140,513
iShares Short-Term National Muni Bond ETF	39,070	4,215,263
Vanguard Tax-Exempt Bond Index ETF	73,076	4,034,526
Total Registered Investment Companies
(Cost $37,487,705)		37,651,641

SHORT-TERM INVESTMENT — 1.9%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $715,888)	715,888	715,888
Total Investments — 100.0%
(Cost $38,203,593)		$38,367,529

Percentages are based on Net Assets of $38,364,975.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2021.

Cl — Class

ETF — Exchange-Traded Fund

As of August 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the year ended August 31, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
AUGUST 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
FIXED INCOME FUNDS — 98.8%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,555,364	$28,032,345
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	17,192,009	195,816,985
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	5,051,921	174,594,397
Total Registered Investment Companies
(Cost $374,939,302)		398,443,727

SHORT-TERM INVESTMENT — 1.2%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $4,720,701)	4,720,701	4,720,701
Total Investments — 100.0%
(Cost $379,660,003)		$403,164,428

Percentages are based on Net Assets of $403,034,643.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2021.

Cl — Class

As of August 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the year ended August 31, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.1%
	Shares	Value
EQUITY FUNDS — 99.1%
AQR Alternative Risk Premia Fund, Cl R6 (A)	50,895	$389,857
AQR Diversified Arbitrage Fund, Cl R6 (A)	59,726	725,670
AQR Managed Futures Strategy Fund, Cl R6	46,915	358,900
Total Registered Investment Companies
(Cost $1,361,275)		1,474,427

SHORT-TERM INVESTMENT — 0.7%
DWS Government Money Market Series, Institutional Shares, 0.040% (B)
(Cost $10,935)	10,935	10,935
Total Investments — 99.8%
(Cost $1,372,210)		$1,485,362

Percentages are based on Net Assets of $1,487,944.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2021.

Cl — Class

As of August 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the year ended August 31, 2021, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021

Statements of Assets and Liabilities
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$634,755,943	$324,403,489	$604,526,768	$123,510,619
Foreign Currency, at Value ††	—	343,359	552,180	—
Unrealized Appreciation on Swap Contracts	757,399	143,993	610,341	240,693
Receivable for Capital Shares Sold	705,538	408,504	760,036	11,428
Dividends and Interest Receivable	484,854	238,844	455,220	113
Cash Collateral on Swap Contracts	400,000	200,000	440,000	168,000
Unrealized Appreciation on Futures Contracts	168,820	146,638	274,955	—
Reclaim Receivable	245	154,792	121,187	—
Receivable for Investment Securities Sold	—	—	79,779	—
Cash Collateral on Futures Contracts	—	192,627	80,737	—
Receivable Due from Adviser	—	—	—	30
Prepaid Expenses	10,894	6,757	10,742	3,289
Total Assets	637,283,693	326,239,003	607,911,945	123,934,172

Liabilities:
Obligation to Return Cash Collateral on Swap Contract Received from Counterparty	400,000	200,000	440,000	168,000
Payable for Capital Shares Redeemed	261,582	86,358	179,150	37,823
Payable Due to Adviser	145,233	92,497	139,414	—
Shareholder Servicing Fees Payable	121,663	64,380	117,694	22,153
Payable Due to Administrator	19,418	9,940	18,510	3,746
Due to Broker for Futures	19,248	—	—	—
Audit Fees Payable	14,563	14,563	14,563	14,563
Transfer Agent Fees Payable	5,371	4,842	5,323	4,432
Trustees Fees Payable	4,906	4,906	4,906	4,906
Chief Compliance Officer Fees Payable	1,889	980	1,812	364
Payable for Investment Securities Purchased	—	—	159,220	—
Unrealized Depreciation on Spot Currency Contracts	—	2	—	—
Unrealized Depreciation on Futures Contracts	—	17,182	6,536	—
Other Accrued Expenses	45,978	60,362	83,924	7,936
Total Liabilities	1,039,851	556,012	1,171,052	263,923

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund

Net Assets	$636,243,842	$325,682,991	$606,740,893	$123,670,249

† Cost of Investments	$433,638,543	$232,977,588	$424,468,743	$88,602,548
†† Cost of Foreign Currency	—	338,546	548,465	—

Net Assets Consist of:
Paid-in Capital	$392,198,859	$243,617,055	$402,884,384	$89,664,984
Total Distributable Earnings	244,044,983	82,065,936	203,856,509	34,005,265
Net Assets	$636,243,842	$325,682,991	$606,740,893	$123,670,249

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	42,669,299	24,982,461	42,873,734	8,564,124
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$14.91	$13.04	$14.15	$14.44

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$258,477,845	$38,367,529	$403,164,428	$1,485,362
Receivable for Capital Shares Sold	501,933	21,089	788,543	—
Dividends and Interest Receivable	285,150	10,701	436,404	1
Receivable for Investment Securities Sold	—	—	—	17,104
Receivable Due from Adviser	—	6,690	—	9,679
Prepaid Expenses	5,204	2,246	7,833	1,821
Total Assets	259,270,132	38,408,255	404,397,208	1,513,967

Liabilities:
Payable for Capital Shares Redeemed	218,675	7,746	77,931	—
Shareholder Servicing Fees Payable	51,333	6,674	78,221	320
Payable Due to Adviser	23,430	—	56,214	—
Audit Fees Payable	14,563	14,563	14,563	14,563
Payable Due to Administrator	7,983	1,170	12,452	46
Trustees Fees Payable	4,906	4,906	4,906	4,906
Transfer Agent Fees Payable	4,710	4,286	4,964	4,218
Income Distributions Payable	943	17	376	—
Chief Compliance Officer Fees Payable	782	113	1,221	4
Payable for Investment Securities Purchased	—	—	1,089,112	—
Other Accrued Expenses	15,264	3,805	22,605	1,966
Total Liabilities	342,589	43,280	1,362,565	26,023

Net Assets	$258,927,543	$38,364,975	$403,034,643	$1,487,944

† Cost of Investments	$244,622,848	$38,203,593	$379,660,003	$1,372,210

Net Assets Consist of:
Paid-in Capital	$244,923,197	$38,211,461	$378,705,676	$1,380,333
Total Distributable Earnings	14,004,346	153,514	24,328,967	107,611
Net Assets	$258,927,543	$38,364,975	$403,034,643	$1,487,944

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	24,073,785	3,736,942	37,467,128	142,375
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$10.76	$10.27	$10.76	$10.45

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2021

Statements of Operations
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$8,792,617	$6,478,485	$9,882,790	$1,686,548
Less: Foreign Taxes Withheld	(2,156)	(379,373)	(283,825)	—
Total Investment Income	8,790,461	6,099,112	9,598,965	1,686,548

Expenses:
Investment Advisory Fees	3,216,934	2,174,175	3,576,218	671,376
Shareholder Servicing Fees	706,653	377,146	689,695	116,650
Administration Fees	214,569	113,942	208,240	37,867
Chief Compliance Officer Fees	20,547	10,932	19,971	3,613
Trustees’ Fees	18,188	18,187	18,188	18,187
Legal Fees	93,087	49,486	90,752	15,761
Custodian Fees	71,535	97,088	141,765	6,969
Registration Fees	31,425	27,206	30,738	22,122
Transfer Agent Fees	29,859	26,465	29,678	23,772
Printing Fees	26,609	20,643	29,097	4,562
Audit Fees	14,594	17,094	17,094	14,594
Insurance and Other Expenses	37,576	60,793	80,244	13,426

Total Expenses	4,481,576	2,993,157	4,931,680	948,899
Less:
Waiver of Investment Advisory Fees	(1,199,375)	(1,015,469)	(1,521,168)	(402,824)
Reimbursement by Investment Adviser	(108,126)	(22,627)	(247,654)	(113,110)
Advisory Waiver Recapture	8,111	60,032	1,291	—
Net Expenses	3,182,186	2,015,093	3,164,149	432,965

Net Investment Income	5,608,275	4,084,019	6,434,816	1,253,583

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2021

STATEMENTS OF OPERATIONS - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments Sold	$52,365,110	$6,670,954	$39,583,880	$461,341
Net Realized Gain on Futures Contracts	637,567	1,675,994	1,645,132	—
Net Realized Gain (Loss) on Foreign Currency Transactions	153	(52,119)	(37,848)	—
Net Realized Gain Received on Distributions from Registered Investment Companies	38,940	—	23,019	4,885
Net Realized Gain on Swap Contracts	921,432	565,018	991,016	493,138
Net Change in Unrealized Appreciation on Investments	120,038,288	61,666,772	109,799,317	25,840,815
Net Change in Unrealized Appreciation on Futures Contracts	74,452	86,136	194,428	—
Net Change in Unrealized Appreciation on Swap Contracts	630,429	146,969	570,427	137,884
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	—	11,124	(69,632)	—
Net Realized and Unrealized Gain on Investments, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	174,706,371	70,770,848	152,699,739	26,938,063
Net Increase in Net Assets Resulting from Operations	$180,314,646	$74,854,867	$159,134,555	$28,191,646

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2021

STATEMENTS OF OPERATIONS
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$4,211,511	$251,879	$5,320,289	$33,578
Total Investment Income	4,211,511	251,879	5,320,289	33,578

Expenses:
Investment Advisory Fees	1,129,713	147,961	2,033,783	17,761
Shareholder Servicing Fees	318,126	36,178	474,634	1,471
Administration Fees	92,119	11,542	143,519	505
Trustees’ Fees	18,187	18,188	18,188	18,187
Chief Compliance Officer Fees	8,837	1,097	13,789	48
Legal Fees	41,037	4,864	64,324	203
Registration Fees	32,233	21,536	29,151	20,603
Transfer Agent Fees	26,180	23,069	27,706	22,792
Custodian Fees	16,988	2,202	26,460	—
Audit Fees	14,594	14,594	14,594	14,594
Printing Fees	13,813	2,174	17,870	438
Insurance and Other Expenses	18,967	12,426	23,131	9,701

Total Expenses	1,730,794	295,831	2,887,149	106,303
Less:
Waiver of Investment Advisory Fees	(502,097)	(69,258)	(1,056,002)	(13,631)
Reimbursement by Investment Adviser	(201,285)	(97,750)	(152,426)	(85,801)
Net Expenses	1,027,412	128,823	1,678,721	6,871

Net Investment Income	3,184,099	123,056	3,641,568	26,707

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	198,812	(7,504)	662,290	5,931
Net Realized Gain Received on Distributions from Registered Investment Companies	199,870	—	591,494	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,854,678)	(95,944)	(4,286,797)	111,875
Net Realized and Unrealized Gain (Loss) on Investments	(3,455,996)	(103,448)	(3,033,013)	117,806
Net Increase (Decrease) in Net Assets Resulting from Operations	$(271,897)	$19,608	$608,555	$144,513

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	US Equity Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations:
Net Investment Income	$5,608,275	$5,960,470
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	53,963,202	(11,177,887)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	120,743,169	48,647,082
Net Increase in Net Assets Resulting from Operations	180,314,646	43,429,665

Distributions	(6,274,118)	(10,539,740)

Capital Share Transactions:
Class I Shares:
Issued	75,353,617	168,210,708
Reinvestment of Distributions	6,264,504	10,534,370
Redeemed	(175,576,028)	(162,240,235)
Net Class I Share Transactions	(93,957,907)	16,504,843
Net Increase (Decrease) in Net Assets from Share Transactions	(93,957,907)	16,504,843
Total Increase in Net Assets	80,082,621	49,394,768

Net Assets:
Beginning of Year	556,161,221	506,766,453
End of Year	$636,243,842	$556,161,221

Share Transactions:
Class I Shares:
Issued	5,851,594	17,153,658
Reinvestment of Distributions	513,063	929,777
Redeemed	(13,942,573)	(15,732,443)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(7,577,916)	2,350,992

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	International Equity Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations:
Net Investment Income	$4,084,019	$6,952,654
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	8,859,847	(18,606,090)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	61,911,001	26,405,588
Net Increase in Net Assets Resulting from Operations	74,854,867	14,752,152

Distributions	(3,768,487)	(8,354,916)

Capital Share Transactions:
Class I Shares:
Issued	39,414,019	89,646,203
Reinvestment of Distributions	3,762,883	8,351,570
Redeemed	(79,581,029)	(78,293,778)
Net Class I Share Transactions	(36,404,127)	19,703,995
Net Increase (Decrease) in Net Assets from Share Transactions	(36,404,127)	19,703,995
Total Increase in Net Assets	34,682,253	26,101,231

Net Assets:
Beginning of Year	291,000,738	264,899,507
End of Year	$325,682,991	$291,000,738

Share Transactions:
Class I Shares:
Issued	3,294,255	9,372,629
Reinvestment of Distributions	319,430	758,544
Redeemed	(6,807,957)	(7,944,913)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,194,272)	2,186,260

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Equity Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations:
Net Investment Income	$6,434,816	$8,792,129
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	42,205,199	(20,033,031)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	110,494,540	48,071,326
Net Increase in Net Assets Resulting from Operations	159,134,555	36,830,424

Distributions	(6,625,431)	(12,370,350)

Capital Share Transactions:
Class I Shares:
Issued	68,254,536	155,369,402
Reinvestment of Distributions	6,615,548	12,369,739
Redeemed	(163,926,572)	(156,344,792)
Net Class I Share Transactions	(89,056,488)	11,394,349
Net Increase (Decrease) in Net Assets from Share Transactions	(89,056,488)	11,394,349
Total Increase in Net Assets	63,452,636	35,854,423

Net Assets:
Beginning of Year	543,288,257	507,433,834
End of Year	$606,740,893	$543,288,257

Share Transactions:
Class I Shares:
Issued	5,470,050	15,971,827
Reinvestment of Distributions	549,008	1,101,690
Redeemed	(13,468,529)	(15,389,952)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(7,449,471)	1,683,565

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Tax-Managed Global Equity Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations:
Net Investment Income	$1,253,583	$666,913
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Swap Contracts	959,364	(2,385,145)
Net Change in Unrealized Appreciation on Investments, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	25,978,699	8,643,107
Net Increase in Net Assets Resulting from Operations	28,191,646	6,924,875

Distributions	(1,170,435)	(539,136)

Capital Share Transactions:
Class I Shares:
Issued	31,934,415	67,358,019
Reinvestment of Distributions	1,167,237	526,015
Redeemed	(20,910,387)	(17,046,571)
Net Class I Share Transactions	12,191,265	50,837,463
Net Increase in Net Assets from Share Transactions	12,191,265	50,837,463
Total Increase in Net Assets	39,212,476	57,223,202

Net Assets:
Beginning of Year	84,457,773	27,234,571
End of Year	$123,670,249	$84,457,773

Share Transactions:
Class I Shares:
Issued	2,452,418	6,765,511
Reinvestment of Distributions	94,666	45,740
Redeemed	(1,626,612)	(1,763,225)
Net Increase in Shares Outstanding from Share Transactions	920,472	5,048,026

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	US Fixed Income Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations:
Net Investment Income	$3,184,099	$4,344,949
Net Realized Gain on Investments	398,682	173,023
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,854,678)	7,668,486
Net Increase (Decrease) in Net Assets Resulting from Operations	(271,897)	12,186,458

Distributions	(3,593,802)	(4,504,939)

Capital Share Transactions:
Class I Shares:
Issued	63,180,394	112,825,729
Reinvestment of Distributions	3,577,411	4,483,034
Redeemed	(61,410,502)	(69,118,591)
Net Class I Share Transactions	5,347,303	48,190,172
Net Increase in Net Assets from Share Transactions	5,347,303	48,190,172
Total Increase in Net Assets	1,481,604	55,871,691

Net Assets:
Beginning of Year	257,445,939	201,574,248
End of Year	$258,927,543	$257,445,939

Share Transactions:
Class I Shares:
Issued	5,853,887	10,592,719
Reinvestment of Distributions	330,931	417,988
Redeemed	(5,673,566)	(6,443,195)
Net Increase in Shares Outstanding from Share Transactions	511,252	4,567,512

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Municipal Fixed Income Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations:
Net Investment Income	$123,056	$148,338
Net Realized Loss on Investments	(7,504)	(3,134)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(95,944)	178,662
Net Increase in Net Assets Resulting from Operations	19,608	323,866

Distributions	(123,054)	(148,299)

Capital Share Transactions:
Class I Shares:
Issued	16,390,588	24,211,713
Reinvestment of Distributions	122,633	147,464
Redeemed	(4,882,124)	(6,339,998)
Net Class I Share Transactions	11,631,097	18,019,179
Net Increase in Net Assets from Share Transactions	11,631,097	18,019,179
Total Increase in Net Assets	11,527,651	18,194,746

Net Assets:
Beginning of Year	26,837,324	8,642,578
End of Year	$38,364,975	$26,837,324

Share Transactions:
Class I Shares:
Issued	1,594,315	2,366,533
Reinvestment of Distributions	11,934	14,392
Redeemed	(474,782)	(620,027)
Net Increase in Shares Outstanding from Share Transactions	1,131,467	1,760,898

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Fixed Income Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations:
Net Investment Income	$3,641,568	$8,889,912
Net Realized Gain on Investments	1,253,784	682,825
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,286,797)	3,291,323
Net Increase in Net Assets Resulting from Operations	608,555	12,864,060

Distributions	(4,540,290)	(9,589,255)

Capital Share Transactions:
Class I Shares:
Issued	92,377,046	138,929,465
Reinvestment of Distributions	4,532,069	9,577,313
Redeemed	(92,499,263)	(117,811,522)
Net Class I Share Transactions	4,409,852	30,695,256
Net Increase in Net Assets from Share Transactions	4,409,852	30,695,256
Total Increase in Net Assets	478,117	33,970,061

Net Assets:
Beginning of Year	402,556,526	368,586,465
End of Year	$403,034,643	$402,556,526

Share Transactions:
Class I Shares:
Issued	8,587,314	13,016,354
Reinvestment of Distributions	419,466	900,014
Redeemed	(8,553,932)	(10,963,850)
Net Increase in Shares Outstanding from Share Transactions	452,848	2,952,518

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Alternatives Fund
	Year Ended August 31, 2021	Year Ended August 31, 2020
Operations:
Net Investment Income	$26,707	$15,245
Net Realized Gain (Loss) on Investments	5,931	(34,625)
Net Change in Unrealized Appreciation (Depreciation) on Investments	111,875	(20,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	144,513	(39,595)

Ordinary Distributions	—	(16,020)

Return of Capital	—	(911)

Capital Share Transactions:
Class I Shares:
Issued	414,148	36,613
Reinvestment of Distributions	—	16,931
Redeemed	—	(2,489)
Net Class I Share Transactions	414,148	51,055
Net Increase in Net Assets from Share Transactions	414,148	51,055
Total Increase (Decrease) in Net Assets	558,661	(5,471)

Net Assets:
Beginning of Year	929,283	934,754
End of Year	$1,487,944	$929,283

Share Transactions:
Class I Shares:
Issued	43,637	3,823
Reinvestment of Distributions	—	1,754
Redeemed	—	(278)
Net Increase in Shares Outstanding from Share Transactions	43,637	5,299

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

Financial Highlights
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$11.07	$10.58	$10.00
Income from Operations:
Net Investment Income(1)	0.12	0.12	0.11
Net Realized and Unrealized Gain	3.86	0.59	0.51
Total from Operations	3.98	0.71	0.62
Dividends and Distributions:
Net Investment Income	(0.14)	(0.12)	(0.04)
Net Realized Gain	—	(0.10)	—
Total Dividends and Distributions	(0.14)	(0.22)	(0.04)
Net Asset Value, End of Year/Period	$14.91	$11.07	$10.58
Total Return†	36.19%	6.73%	6.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$636,244	$556,161	$506,766
Ratio of Expenses to Average Net Assets(2)	0.54%‡	0.48%	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.77%	0.76%	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.96%	1.15%	1.32	%**
Portfolio Turnover Rate	65%	83%	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.33	$10.19	$10.00
Income from Operations:
Net Investment Income(1)	0.16	0.25	0.23
Net Realized and Unrealized Gain	2.69	0.22	0.06
Total from Operations	2.85	0.47	0.29
Dividends and Distributions:
Net Investment Income	(0.14)	(0.33)	(0.10)
Total Dividends and Distributions	(0.14)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$13.04	$10.33	$10.19
Total Return†	27.78%	4.38%	2.93%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$325,683	$291,001	$264,900
Ratio of Expenses to Average Net Assets(2)	0.65%‡	0.65%	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.96%	1.00%	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.31%	2.51%	2.72	%**
Portfolio Turnover Rate	28%	88%	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.80	$10.43	$10.00
Income from Operations:
Net Investment Income(1)	0.14	0.17	0.16
Net Realized and Unrealized Gain	3.35	0.46	0.33
Total from Operations	3.49	0.63	0.49
Dividends and Distributions:
Net Investment Income	(0.14)	(0.21)	(0.06)
Net Realized Gain	—	(0.05)	—
Total Dividends and Distributions	(0.14)	(0.26)	(0.06)
Net Asset Value, End of Year/Period	$14.15	$10.80	$10.43
Total Return†	32.59%	5.97%	4.99%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$606,741	$543,288	$507,434
Ratio of Expenses to Average Net Assets(2)	0.56%‡	0.52%	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)(2)	0.87%	0.88%	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.13%	1.70%	1.92	%**
Portfolio Turnover Rate	52%	86%	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$11.05	$10.49	$10.00
Income from Operations:
Net Investment Income(1)	0.16	0.13	0.08
Net Realized and Unrealized Gain	3.38	0.57	0.44
Total from Operations	3.54	0.70	0.52
Dividends and Distributions:
Net Investment Income	(0.15)	(0.14)	(0.03)
Total Dividends and Distributions	(0.15)	(0.14)	(0.03)
Net Asset Value, End of Year/Period	$14.44	$11.05	$10.49
Total Return†	32.28%	6.64%	5.20%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$123,670	$84,458	$27,235
Ratio of Expenses to Average Net Assets(2)	0.42%	0.42%	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.92%	0.99%	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.21%	1.26%	0.98	%**
Portfolio Turnover Rate	39%	65%	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.93	$10.61	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.14	0.20	0.18
Net Realized and Unrealized Gain (Loss)	(0.15)	0.33	0.59
Total from Operations	(0.01)	0.53	0.77
Dividends and Distributions:
Net Investment Income	(0.14)	(0.20)	(0.16)
Net Realized Gain	(0.02)	(0.01)	—
Total Dividends and Distributions	(0.16)	(0.21)	(0.16)
Net Asset Value, End of Year/Period	$10.76	$10.93	$10.61
Total Return†	(0.13)%	5.02%	7.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$258,928	$257,446	$201,574
Ratio of Expenses to Average Net Assets(2)	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.69%	0.68%	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.27%	1.84%	2.15	%**
Portfolio Turnover Rate	6%	10%	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.30	$10.23	$10.00
Income from Operations:
Net Investment Income(1)	0.04	0.08	0.09
Net Realized and Unrealized Gain (Loss)	(0.03)	0.07	0.22
Total from Operations	0.01	0.15	0.31
Dividends and Distributions:
Net Investment Income	(0.04)	(0.08)	(0.08)
Total Dividends and Distributions	(0.04)	(0.08)	(0.08)
Net Asset Value, End of Year/Period	$10.27	$10.30	$10.23
Total Return†	0.10%	1.51%	3.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$38,365	$26,837	$8,643
Ratio of Expenses to Average Net Assets(2)	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.94%	1.06%	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.39%	0.82%	1.10	%**
Portfolio Turnover Rate	8%	8%	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.88	$10.82	$10.00
Income from Operations:
Net Investment Income(1)	0.10	0.24	0.23
Net Realized and Unrealized Gain (Loss)	(0.09)	0.09	0.81
Total from Operations	0.01	0.33	1.04
Dividends and Distributions:
Net Investment Income	(0.10)	(0.25)	(0.22)
Net Realized Gain	(0.03)	(0.02)	—
Total Dividends and Distributions	(0.13)	(0.27)	(0.22)
Net Asset Value, End of Year/Period	$10.76	$10.88	$10.82
Total Return†	0.06%	3.16%	10.58%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$403,035	$402,557	$368,586
Ratio of Expenses to Average Net Assets(2)	0.43%	0.43%	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.74%	0.74%	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.93%	2.26%	2.75	%**
Portfolio Turnover Rate	6%	13%	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.41	$10.00	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.20	0.16	0.03
Net Realized and Unrealized Gain (Loss)	0.84	(0.57)	0.20
Total from Operations	1.04	(0.41)	0.23
Dividends and Distributions:
Net Investment Income	—	(0.17)	(0.23)
Return of Capital	—	(0.01)	—
Total Dividends and Distributions	—	(0.18)	(0.23)
Net Asset Value, End of Year/Period	$10.45	$9.41	$10.00
Total Return†	11.05%	(4.14)%	2.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,488	$929	$935
Ratio of Expenses to Average Net Assets(2)	0.50%	0.50%	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	7.71%	9.46%	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.94%	1.67%	0.33	%**
Portfolio Turnover Rate	7%	37%	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021

Notes to Financial Statements

1. Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, SSGA Active ETF Trust, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize a sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund and Symmetry Panoramic Global Equity Fund. The

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021

Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2021

suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not readily available are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon the outstanding value by contract and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

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The Funds use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

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Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended August 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2021, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

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Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the year ended August 31, 2021. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2021.

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For the year ended August 31, 2021, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$2,422,434	$5,448,456	$5,675,503
Ending Monthly Notional Balance Long	2,543,480	5,665,225	6,067,402

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract

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may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of August 31, 2021, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a cash balance to meet redemptions without suffering a significant cash drag. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

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For the year ended August 31, 2021, the monthly average balances of swap contracts held by the Funds were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Average Monthly Notional Balance Long	$6,612,675	$3,039,809	$5,417,282	$2,097,151
Ending Monthly Notional Balance Long	11,633,068	3,267,155	5,414,150	2,547,533

For the year ended August 31, 2021, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $450,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts

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and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

For presentation purposes, the Master Netting tables have been omitted.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds based on the number of Funds and/or relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

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The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

Interfund Lending- The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the annual reporting period ending August 31, 2021, the Funds had not engaged in any interfund-lending transactions.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, SEI Investments Distribution Co. (the “Distributor”) and/or Atlantic Consulting Services, LLC (now part of the Apex Group Ltd.) (“Atlantic Consulting”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of Atlantic Consulting are paid for by the Trust as incurred pursuant to a Compliance Services Agreement between the Trust and Atlantic Fund Services. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended August 31, 2021, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$214,569
Symmetry Panoramic International Equity Fund	113,942
Symmetry Panoramic Global Equity Fund	208,240
Symmetry Panoramic Tax-Managed Global Equity Fund	37,867
Symmetry Panoramic US Fixed Income Fund	92,119
Symmetry Panoramic Municipal Fixed Income Fund	11,542
Symmetry Panoramic Global Fixed Income Fund	143,519
Symmetry Panoramic Alternatives Fund	505

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC (now part of the Apex Group) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board of Trustees, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g.,

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strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board of Trustees. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2021 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%*
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund	0.56%**
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Fixed Income Fund	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.43%
Symmetry Panoramic Alternatives Fund	0.50%

* Prior to September 15, 2020, the Expense Limitation was 0.48% for the Symmetry Panoramic US Equity Fund.

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**Prior to September 15, 2020, the Expense Limitation was 0.52% for the Symmetry Panoramic Global Equity Fund.

The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2021 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board of Trustees without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

For the year ended August 31, 2021, the Adviser recaptured previously waived fees of $8,111 for the Symmetry Panoramic US Equity Fund, $60,032 for the Symmetry Panoramic International Equity Fund, and $1,291 for the Symmetry Panoramic Global Equity Fund.

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As of August 31, 2021, the following amounts of waivers/reimbursements are subject to recoupment:

	Amount Expiring in 2022	Amount Expiring in 2023	Amount Expiring in 2024
Symmetry Panoramic US Equity Fund	$359,605	$249,142	$108,126
Symmetry Panoramic International Equity Fund	95,268	98,744	22,628
Symmetry Panoramic Global Equity Fund	450,896	412,180	247,654
Symmetry Panoramic Tax-Managed Global Equity Fund	99,132	93,220	113,110
Symmetry Panoramic US Fixed Income Fund	189,463	166,041	201,285
Symmetry Panoramic Municipal Fixed Income Fund	90,462	77,251	97,750
Symmetry Panoramic Global Fixed Income Fund	221,220	142,780	152,426
Symmetry Panoramic Alternatives Fund	86,499	72,901	85,801

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser pays AQR and DFA a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended August 31, 2021, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$369,007,915	$467,612,606
Symmetry Panoramic International Equity Fund	84,040,609	119,771,258
Symmetry Panoramic Global Equity Fund	283,918,421	373,403,565
Symmetry Panoramic Tax-Managed Global Equity Fund	51,261,600	39,304,309
Symmetry Panoramic US Fixed Income Fund	20,095,256	15,536,457
Symmetry Panoramic Municipal Fixed Income Fund	14,175,005	2,620,711
Symmetry Panoramic Global Fixed Income Fund	27,635,652	24,156,014
Symmetry Panoramic Alternatives Fund	520,067	95,445

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7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to tax adjustments for gains on redemption in-kind. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2021:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic US Equity Fund	$(1,204,518)	$1,204,518

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2021 and 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2021	$6,274,118	$—	$—	$—	$6,274,118
2020	7,116,331	3,423,409	—	—	10,539,740
Symmetry Panoramic International Equity Fund
2021	3,768,487	—	—	—	3,768,487
2020	8,354,916	—	—	—	8,354,916
Symmetry Panoramic Global Equity Fund
2021	6,625,431	—	—	—	6,625,431
2020	11,416,654	953,696	—	—	12,370,350
Symmetry Panoramic Tax-Managed Global Equity Fund
2021	1,170,435	—	—	—	1,170,435
2020	539,136	—	—	—	539,136
Symmetry Panoramic US Fixed Income Fund
2021	3,535,314	58,488	—	—	3,593,802
2020	4,504,940	—	—	—	4,504,940

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	Ordinary Income	Long-Term Capital Gain	Return of Capital	Tax Exempt Income	Total
Symmetry Panoramic Municipal Fixed Income Fund
2021	$—	$—	$—	$123,054	$123,054
2020	—	—	—	148,299	148,299
Symmetry Panoramic Global Fixed Income Fund
2021	4,540,290	—	—	—	4,540,290
2020	9,589,255	—	—	—	9,589,255
Symmetry Panoramic Alternatives Fund
2021	—	—	—	—	—
2020	16,020	—	911	—	16,931

As of August 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$29,685,303	$2,369,575	$21,525,691	$314,283
Undistributed Long-Term Capital Gain	13,096,467	—	2,070,613	—
Capital Loss Carryforwards	—	(11,575,459)	—	(1,182,033)
Post-October Losses	—	—	—	(238,066)
Unrealized Appreciation	201,263,213	91,271,822	180,260,208	35,111,083
Other Temporary Differences	—	(2)	(3)	(2)
Total Distributable Earnings	$244,044,983	$82,065,936	$203,856,509	$34,005,265

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	Symmetry Panoramic US Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$228	$—	$117,752	$24,604
Undistributed Long-Term Capital Gain	163,372	—	794,985	—
Undistributed Tax-Exempt Income	—	471	—	—
Post-October Losses	(14,250)	(7,439)	—	—
Capital Loss Carryforwards	—	—	—	(28,634)
Unrealized Appreciation	13,854,996	160,482	23,416,230	111,641
Total Distributable Earnings	$14,004,346	$153,514	$24,328,967	$107,611

Post-October losses represent losses realized on investment transactions from November 1, 2020 through August 31, 2021, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2021 through August 31, 2021, and specified losses realized on investment transactions from November 1, 2020 through August 31, 2021.

The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund and Symmetry Panoramic Municipal Fixed Income Fund had Post-October losses of $238,066, $14,250 and $7,439, respectively. The funds elect to treat each as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic International Equity Fund	$5,223,304	$6,352,155	$11,575,459
Symmetry Panoramic Tax-Managed Global Equity Fund	1,032,794	149,239	1,182,033
Symmetry Panoramic Alternatives Fund	22,807	5,827	28,634

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at August 31, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Symmetry Panoramic US Equity Fund	$434,250,129	$201,574,901	$(1,069,087)	$200,505,814
Symmetry Panoramic International Equity Fund	233,430,253	91,932,436	(959,200)	90,973,236
Symmetry Panoramic Global Equity Fund	424,988,897	181,445,585	(1,907,714)	179,537,871
Symmetry Panoramic Tax-Managed Global Equity Fund	88,640,230	34,879,823	(9,435)	34,870,388
Symmetry Panoramic US Fixed Income Fund	244,622,848	13,854,996	—	13,854,996
Symmetry Panoramic Municipal Fixed Income Fund	38,207,047	194,410	(33,928)	160,482
Symmetry Panoramic Global Fixed Income Fund	379,748,198	23,504,425	(88,195)	23,416,230
Symmetry Panoramic Alternatives Fund	1,373,721	164,536	(52,895)	111,641

8. In-Kind Transfers

During the year ended August 31, 2021, the Symmetry Panoramic US Equity Fund and Symmetry Panoramic US Fixed Income Fund had an investor accept securities in lieu of cash.

	Shares Redeemed	Value of Securities	Cash	Total	Realized Gain
Symmetry Panoramic US Equity Fund	159,932	$2,314,023	$73,768	$2,387,791	$1,204,518
Symmetry Panoramic US Fixed Income Fund	93	974	24	998	21

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

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Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds - Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Currency Risk - The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are

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economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk - With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Emerging Markets Risk - A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant

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impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk - For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Financial Sector Risk - The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk - Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

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Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

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Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

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Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities - Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent

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accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk - The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has

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insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk - The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

Investment Companies and Exchange-Traded Funds Risk - When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk - The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

o

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result

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of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk - There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk - Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on

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such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

Management Risk - The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk - Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

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Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk - Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Events Risk - Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or epidemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governments and central banks may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other governmental intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governments and central banks also may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market

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volatility and reduce the value and liquidity of securities in which the Fund invests. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

The outbreak of the COVID-19 respiratory disease was first detected in China in late 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving, and cases of the virus have been identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These circumstances also have caused significant volatility, declines in global financial markets, and losses for investors, which may recur or worsen. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

Health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. The impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, could result in a general decline in the global economy, and negatively affect the performance of individual countries, industries, sectors or companies in significant and unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market values, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund.

Governments and central banks around the world have taken a variety of unprecedented actions to stimulate the economy and calm the financial markets. For example, in March 2020, the U.S. government adopted the largest economic stimulus package in recent history, estimated at $2 trillion, which is aimed at supporting American workers and businesses adversely affected by economic upheaval stemming from the COVID-19 pandemic. The law provides for loans and other disbursements to a wide swath of the economy, including direct payments to Americans and loans to large and small companies, as well as expanding unemployment insurance. The ultimate effect of these efforts is not yet known, and they may not be successful.

In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with a variety of

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significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes have been or are being implemented or considered in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates, and again in 2020 with large stimulus initiatives intended to respond to economic stresses stemming from the COVID-19 pandemic. The Fed has signaled that it plans to maintain its interventions at an elevated level. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, and negatively impact a Fund’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Markets generally and the energy sector specifically also have been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus and by price competition among key oil producing countries.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate change or other significant policy initiatives, whether brought about by U.S. policy makers

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or by dislocations in world markets. Extremely low or negative interest rates may become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The United States is also said to be considering significant new investments in infrastructure, national defense and other spending priorities which, coupled with lower federal tax rates, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

The implementation and the resulting impact of the United Kingdom’s January 31, 2020 departure from the European Union (the “EU”), commonly referred to as “Brexit,” remain uncertain. The effect on the economies of the United Kingdom and the EU will likely depend on the nature of trade relations between the United Kingdom and the EU and other major economies following Brexit, which are subject to negotiation. During a transition period that was extended to December 2020, the United Kingdom will have access to the EU single market and be subject to EU regulation. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought may devastate entire communities and may be very costly to

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any business found to be responsible for the fire or conducting business or operations in affected areas. These losses could adversely affect corporate issuers and borrowers as well as mortgage lenders, the value of securities of companies and other issuers affected by these developments (such as mortgage-backed securities), the bonds of municipalities that depend on tax revenues and tourist dollars generated by properties in affected areas, and insurers of the property and/or of corporate, municipal or mortgage backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Municipal Bond Risk - The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for

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municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program - The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk - There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

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Small Fund Risk - The Fund currently has fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if the Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Swap Risk - Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk - The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

10. Other:

As of August 31, 2021, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each fund, were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	1	78.28%
Symmetry Panoramic International Equity Fund	1	78.57%
Symmetry Panoramic Global Equity Fund	1	79.80%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	81.55%
Symmetry Panoramic US Fixed Income Fund	2	83.31%
Symmetry Panoramic Municipal Fixed Income Fund	4	91.71%
Symmetry Panoramic Global Fixed Income Fund	1	76.65%
Symmetry Panoramic Alternatives Fund	1	82.36%

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In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of August 31, 2021.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Symmetry Panoramic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund (the “Funds”), each a series of Symmetry Panoramic Trust, as of August 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of August 31, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles

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used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 29, 2021

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Trustees and Officers of the Trust (Unaudited)

Set forth below are the names, year of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is Symmetry Partners, LLC, 151 National Drive, Glastonbury, Connecticut 06033. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-796-3863. The following chart lists Trustees and Officers as of August 31, 2021:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
John McDermott (1962)	Chairman, Trustee	Trustee (Since 2018)	Consultant, Chief Investment Strategist, Symmetry Partners, LLC (2005-present); Chair, Department of Finance, Fairfield University School of Business (2014-present). Qualifications: Dr. McDermott’s experience includes research on hedging, market liquidity, and index reconstitution, which has been published in notable financial journals including the Journal of Banking and Finance, Journal of Financial Markets, Journal of Futures Market, and Journal of Index Investing. Dr. McDermott also serves as a member of the Index Committee for Janus Index and Calculation Services.	8	None.

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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees
Tracie Ahern (1968)	Trustee	Trustee (Since 2018)

Chief Financial Officer, PineBridge Investments (April 2019 - Present); Principal, Danesmead Partners (July 2016- April 2019); Adjunct Professor, Monmouth University School of Business (September 2016); Adviser (January 2016-June 2016) and Chief Operating Officer/Chief Financial Officer (February 2015-January 2016), Brightwood Capital Advisors LLC; Chief Financial Officer, Soros Fund Management LLC (February 2007-January 2015).

Qualifications: Ms. Ahern’s experience includes serving as an Independent Trustee on the boards of mutual funds and private equity/hedge funds. She also has served on several executive committees for several institutions, including Brightwood Capital Advisors LLC. Ms. Ahern is a Certified Public Accountant and has significant experience with SEC Regulatory Reporting including Public Company Financial Reporting.

				8	None.

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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Jack Jennings (1957)	Trustee	Trustee (Since 2018)	Executive Dean for Administration, Harvard Graduate School of Education (2008- present). Qualifications: Mr. Jennings has 32 years of financial planning and management experience. He also has more than 20 years of experience directing, developing, and implementing strategic plans and organizational change. Mr. Jennings also has 18 years of experience in higher education, including 4 years of experience as undergraduate management professor.	8	None.
Thomas P. Lemke (1954)	Trustee	Trustee (Since 2018)	Retired (2013-present); Executive Vice President, General Counsel, and Head of Governance Group, Legg Mason, Inc. (2005-2013). Qualifications: Mr. Lemke’s experience includes serving as an Independent Trustee on boards of mutual funds. He serves as Chair of a Board Governance Committee. Mr. Lemke also is a former co-chair of the Investment Management Group at Morgan, Lewis & Bockius, LLP. In addition, Mr. Lemke’s experience includes serving as General Counsel and Head of Governance at Legg Mason, Inc.	8	Independent Director, J.P. Morgan Exchange Traded Funds; Independent Director, SEI Advisors Inner Circle Fund III.

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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Fred Naddaff (1958)	Trustee	Trustee (Since 2018)	Retired; Chief Operating Officer of Transfer Agency and Investor Services, FIS Global Asset Management (2012-2018). Qualifications: Mr. Naddaff’s experience includes a 40 year career in the financial services industry. He has experience in all aspects of mutual fund operations, fund accounting, administration, regulatory and compliance. In addition to FIS Global, he has held senior management positions at Citi Fund Services, BISYS Fund Services and First Data Investor Services Group.	8	None.

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Name and Year of Birth	Position(s) Held with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Officers
Philip McDonald (1976)	President	Director of Investments, Symmetry Partners, LLC (December 2017-present); Director of Fixed Income and Alternatives, Symmetry Partners, LLC (June 2016-November 2017; Associate Director of Research, Symmetry Partners, LLC (April 2013-May 2016).	8	None.
Andrew Metzger (1980)	Treasurer, Principal Financial Officer	Director of Fund Accounting, SEI Investments, (2020-present); Senior Director, Embark (2019-2020); Senior Manager, PricewaterhouseCoopers LLP (2002-2019).	8	None.
Carlyn Edgar (1963)	Chief Compliance Officer	Senior Vice President, Apex Group Ltd. (2008- present).	8	None.
Casey Dylan (1971)	Chief Operating Officer	Director Investment Product Strategy and Communications, Symmetry Partners, LLC (September 2017-present); Director of Investment Specialist and Advisor Services Group, Symmetry Partners, LLC (January 2015-September 2017); Consultant, Empirica Solutions Group (March 2013-January 2015).	8	None.
Rebecca Cioban (1984)	Vice President	Associate Director (January 2020-present); Senior Research Associate, Symmetry Partners, LLC (December 2016-December 2019); Research Associate, Symmetry Partners. LLC (December 2014-November 2016).	8	None.

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Name and Year of Birth	Position(s) Held with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Officers (continued)
Timothy Richards (1965)	Chief Legal Officer, Secretary	Chief Compliance Officer, Symmetry Partners, LLC (December 2019-present); Chief Compliance Officer, Apella Capital, LLC (June 2018-present); Chief Compliance Officer, USQ Core Real Estate Fund (2017); Director, Chenery Compliance Group (2017-2018) Chief Compliance Officer, Quaker Investment Trust and Quaker Funds, Inc. (2002-2017).	8	None.
Zachary Tackett (1988)	Anti-Money Laundering Compliance Officer, Identity Theft Prevention Officer	Counsel, Apex Group Ltd. (2014-present); Intern Associate, Coakley & Hyde, PLLC (2010-2013).	8	None.

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Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2021 to August 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

□ Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□ Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) - continued

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,171.20	0.55%	$ 3.01
Hypothetical 5% Return	$ 1,000.00	$ 1,022.43	0.55%	$ 2.80
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,082.20	0.65%	$ 3.41
Hypothetical 5% Return	$ 1,000.00	$ 1,021.93	0.65%	$ 3.31
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,137.50	0.56%	$ 3.02
Hypothetical 5% Return	$ 1,000.00	$ 1,022.38	0.56%	$ 2.85
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,128.10	0.42%	$ 2.25
Hypothetical 5% Return	$ 1,000.00	$ 1,023.09	0.42%	$ 2.14
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,007.70	0.41%	$ 2.07
Hypothetical 5% Return	$ 1,000.00	$ 1,023.14	0.41%	$ 2.09
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,003.90	0.41%	$ 2.07
Hypothetical 5% Return	$ 1,000.00	$ 1,023.14	0.41%	$ 2.09
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,012.80	0.43%	$ 2.18
Hypothetical 5% Return	$ 1,000.00	$ 1,023.04	0.43%	$ 2.19

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DISCLOSURE OF FUND EXPENSES (Unaudited) - concluded

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 992.40	0.50%	$ 2.51
Hypothetical 5% Return	$ 1,000.00	$ 1,022.68	0.50%	$ 2.55

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

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Board Consideration of the Continuance of the Investment Advisory and Sub-Advisory Agreements (Unaudited)

Symmetry Panoramic U.S. Equity Fund	Symmetry Panoramic US Fixed Income Fund
Symmetry Panoramic International Equity Fund	Symmetry Panoramic Municipal Fixed Income Fund
Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Fixed Income Fund
Symmetry Panoramic Tax-Managed Global Equity Fund	Symmetry Panoramic Alternatives Fund
(collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Trustees” or the “Board”) of Symmetry Panoramic Trust (the “Trust”) held on April 27, 2021 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), approved the continuance for an additional year of:

(1)

the investment advisory agreement (the “Advisory Agreement”) between Symmetry Partners, LLC (“Symmetry”) and the Trust, on behalf of the Funds, pursuant to which Symmetry provides the Funds with investment advisory services; and

(2)

an investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between Symmetry and AQR Capital Management, LLC (“AQR”), pursuant to which AQR provides investment sub-advisory services to the Symmetry Panoramic U.S. Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund (the “Sub-Advised Funds”).

In response to requests made on behalf of the Independent Trustees by independent legal counsel, the Board received and reviewed prior to the Meeting materials specifically prepared for the Board’s annual review of the Agreements from Symmetry, AQR, and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature, extent, and quality of services provided by Symmetry and AQR; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks; an analysis of the fees and expense ratios of the Funds in absolute terms and as compared to those of certain peer funds; a description of the profitability of Symmetry and AQR; and a description of indirect benefits received by Symmetry and AQR as a result of their relationships with the Funds.

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The information prepared specifically for the annual review of the Agreements supplemented the information provided to the Board throughout the year. The Board met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Funds; compliance, regulatory, and risk management matters; the trading practices of Symmetry and AQR; valuation of securities; fund expenses; and overall market and regulatory developments. The Independent Trustees considered the review of the Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Funds and working with Symmetry and AQR in their review of the Agreements.

The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from Symmetry or AQR present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Agreements.

In deciding to continue the Agreements, the Independent Trustees did not identify a particular factor or information as determinative or controlling; rather, the decision reflected the comprehensive consideration of all the information provided, and each Trustee may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information the Board considered in deciding to continue the Agreements and its conclusions.

The nature, extent, and quality of the services provided. The Board considered the nature, extent, and quality of the services provided by Symmetry to the Funds and by AQR to the Sub-Advised Funds. The Board considered the investment strategies of each Fund and Symmetry and AQR’s expertise with respect to such strategies; the experience, capability, and integrity of Symmetry and AQR’s respective senior management; the financial resources of Symmetry and AQR; the continuous and regular management and services provided by Symmetry and AQR and the risks assumed and borne; and the professional qualifications of the portfolio management teams of Symmetry and AQR.

The Board considered that each Fund is managed as a multi-factor fund providing exposure to different managers that, in Symmetry’s view, are best able to deliver certain factor exposures as identified by Symmetry, and that Symmetry accesses these investment managers on behalf of the Funds either through investment in other registered investment companies or by entering into a sub-advisory relationship with one or more investment managers pursuant to which the sub-adviser is responsible for advising an allocated portion of a Fund’s assets. The Board noted that, in implementing each Fund’s investment strategy, Symmetry combines the Fund’s investments in other registered investment companies with any sub-advised positions to gain a more complete set of market and factor exposures

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for the Fund and manages investment and sub-adviser rebalances and transitions within the Fund’s portfolio. The Board noted that Symmetry’s advisory fee serves as compensation for these services as well as other services it provides to the Funds, including: development, implementation and monitoring of each Fund’s investment program, assessing each Fund’s investment objectives and policies, composition, investment style and investment process, and development and evaluation of strategic initiatives with respect to the Funds; as a “manager of managers,” selecting sub-advisers for the Funds and monitoring such sub-advisers’ implementation of and adherence to each Fund’s investment objectives, policies, and restrictions; providing a continuous investment program for each Fund and making determinations with respect to the investment of a Fund’s assets, including day-to-day management of the Fund or portions thereof; reviewing brokerage matters; generally overseeing compliance by the Trust; carrying out directives of the Board as they relate to each Fund; and making its employees available to serve as trustees and officers of the Trust. The Board further noted the services Symmetry provides to the Funds in the form of oversight of the services provided by the Funds’ custodian, administrator, transfer agent, independent accountant and legal counsel and supervision of the performance of recordkeeping and shareholder relations functions of the Funds. The Board considered that Symmetry’s management services also include, among other things, the provision of supervisory, compliance, and administrative services to each Fund.

With respect to its consideration of the Sub-Advisory Agreement, the Board considered Symmetry’s reasons for recommending that AQR continue to serve as a sub-adviser to the Sub-Advised Funds, including Symmetry’s due diligence concerning and previous and ongoing experience with AQR. The Board noted that under the Sub-Advisory Agreement, AQR, subject to the oversight of the Trustees and the supervision of Symmetry, is responsible for, among other things: making investment decisions on behalf of each Sub-Advised Fund with respect to its allocated portion of such Sub-Advised Fund, placing orders with brokers or dealers for the purchase and sale of investments, and performing other related functions.

The Board also considered the compliance and operational resources of Symmetry and AQR. The Board considered Symmetry and AQR’s commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and procedures, including recent and ongoing implementation of various enhancements to their compliance programs. The Trustees also considered Symmetry and AQR’s operational infrastructure, including their risk management, technology and cybersecurity controls and systems. In this regard, the Trustees noted the continued ability of both Symmetry and AQR personnel to provide services from remote work environments, as well as their successful establishment of long-term remote operations to service the Funds, in connection with the COVID-19 pandemic. Further, the Board considered the financial position of Symmetry and AQR in evaluating their ability to continue to meet their obligations to the Funds and provide a high level of services to the Funds under the Agreements.

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Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Funds by Symmetry and AQR.

Performance. The Board considered the performance of each Fund in light of its investment objective. The Board reviewed reports prepared by Broadridge, which included information comparing each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), as well as Symmetry’s similarly managed accounts. The Board noted that Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Board noted that the Symmetry Panoramic Global Fixed Income Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Municipal Fixed Income Fund, the Symmetry Tax Managed Global Equity Fund, the Symmetry Panoramic U.S. Equity Fund, and the Symmetry Panoramic U.S. Fixed Income Fund had performance that ranked in the fourth quartile of their respective Performance Group or Performance Universe for a one-year period or since inception. Symmetry reviewed with the Board the factors that contributed to and detracted from each Fund’s performance and the Board noted Symmetry’s views that the performance of each Fund generally was in line with tolerances accepted by Symmetry over longer periods and that each Fund was providing the multi-factor exposure it was designed to provide. In reviewing the Funds’ performance, the Board noted the impact of recent market conditions, including historic levels of market volatility, on the Funds’ performance. The Board took into account that the Funds have had relatively short operating histories over which to evaluate Symmetry and AQR’s performance and that the Board would continue to monitor each Fund’s performance in the coming year, noting that it receives regular reports regarding the Funds’ performance at its quarterly meetings. The Board further noted that the usefulness of performance comparisons may be affected by a number of factors, including that the investment limitations and policies applicable to a Fund may be different than those applicable to the funds included in a Fund’s Performance Group and Performance Universe. The Board also recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.

Advisory fees, sub-advisory fees, and expense ratios. The Board considered the advisory and sub-advisory fees and expense ratios of each Fund. The Board reviewed reports prepared by Broadridge, which included information comparing each Fund’s advisory fee and net expense ratio with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”). The Board noted that the contractual advisory fees for the Symmetry Panoramic Alternatives Fund and the Symmetry Panoramic Municipal Fixed Income Fund were at the high end of the range for the Expense Group and Expense Universe but that, due to Symmetry’s commitment to waive a portion of its advisory fee and otherwise limit the Funds’ expenses, the overall net expense ratios for these Funds were, respectively, well below the median of and generally in line with their Expense Groups and Expense Universes. The Board took into account Symmetry’s explanation that the strategy for the Symmetry Panoramic Alternatives Fund

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is unique and that its Expense Group and Expense Universe do not necessarily reflect appropriate comparisons, and, further, that these Funds have not yet experienced the same levels of inflows as the other Funds and that Symmetry is continuing to subsidize each Fund’s expenses to a significant extent.

The Board noted that, consistent with their investment strategies, the Funds make investments in other registered investment companies and, as a result, would bear their pro rata share of the fees and expenses of such other companies. The Board further noted that the Funds’ advisory fees are based on services that Symmetry provides to the Funds that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board noted that, with respect to each Fund, Symmetry contractually agreed to waive its management fee so as to cap the aggregate management fee retained by Symmetry with respect to each Fund after payment of sub-advisory fees and, separately, contractually agreed to reduce each Fund’s fees and absorb expenses of each Fund so as to limit total annual Fund operating expenses, in each case through at least December 31, 2021. The Board considered that the net advisory fees for the Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Alternatives Fund are higher than the net advisory fees of the other Funds, and that such difference was in recognition of the additional tax management services and additional due diligence and monitoring services, respectively, provided to those Funds. The Board noted that Symmetry’s commitment of resources to the Funds resulted in it assuming entrepreneurial and other risks, for which it may reasonably seek to be compensated.

With respect to Symmetry’s oversight of AQR, the Board noted that Symmetry, as a “manager of managers,” must select, oversee and monitor the Sub-Adviser, as well as negotiate a sub-advisory fee rate for each Sub-Advised Fund. In reviewing the fairness of each Sub-Advised Fund’s sub-advisory fee rate, the Board observed that Symmetry pays the fee directly out of its management fee and, as a result, the sub-advisory fee rate materially impacts Symmetry’s profitability with respect to the Sub-Advised Funds. Accordingly, the Board reasoned that Symmetry would have negotiated at arm’s length for a competitive rate. The Board noted the breakpoint structure for each Sub-Advised Fund’s sub-advisory fee. The Board considered the sub-advisory fees paid to AQR in relation to the fees paid to Symmetry by the Sub-Advised Funds and the respective services provided by AQR and Symmetry. The Board considered the meaningful differences in the services that Symmetry provides to the Sub-Advised Funds as compared to the services provided by AQR.

On the basis of these and other considerations, the Board determined that the advisory fee rate paid by each Fund to Symmetry, including, with respect to the Sub-Advised Funds, as portioned between Symmetry and AQR under the Agreements, was reasonable in light of the services provided and the risks borne by Symmetry and AQR, respectively.

Profitability. With respect to the profitability of the Funds to Symmetry, the Board reviewed aggregate and per Fund profitability data, including the management fees earned by Symmetry and the expenses paid by Symmetry out of such management fees.

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In discussing the fee arrangements between Symmetry and AQR, the Board noted that Symmetry pays AQR out of the advisory fee it receives from the Sub-Advised Funds. The Board also reviewed information comparing each Fund’s fee to the fees paid by comparable funds. The Board also considered Symmetry’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. As part of this discussion, the Board recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability. Based on its review, in the context of its full deliberations, the Board concluded the profitability to Symmetry from each Fund is not unreasonable or excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board considered for each Fund whether economies of scale were realized, noting the fees waived and expenses reimbursed by Symmetry during the period. Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale under the advisory and sub-advisory fee schedules at the present time. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of a Fund.

Benefits to Symmetry, AQR, and their affiliates from their relationships with the Funds. The Board considered other benefits derived by Symmetry, AQR, and their affiliates from their relationships with the Funds. The Board noted that, although both Symmetry and AQR have the ability to realize soft dollar benefits from their relationship with the Funds, neither currently does so. The Board also considered the potential benefits flowing to Symmetry from sponsoring its own family of mutual funds and how the Funds may be used in delivering investment advisory services to Symmetry’s other clients. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to Symmetry or AQR are fair and reasonable. The Board noted that it would have the opportunity to review the appropriateness of these benefits over time.

Other considerations. The Board considered the investment objective and strategy of each Fund and noted that Symmetry believed the Funds enhance Symmetry’s product offerings. The Board noted that Symmetry had made a substantial commitment to the development of the strategy represented by each Fund and to the recruitment and retention of high quality personnel, and maintained the financial, compliance, and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and its respective shareholders. In this regard, the Board favorably considered Symmetry’s procedures and policies to enforce compliance with applicable laws and regulations and, with respect to the Sub-Advised Funds, oversee the sub-advisory activities of AQR. The Board also noted that Symmetry had made a significant entrepreneurial commitment to the development, management, and success of the Funds and assumed commensurate risk.

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Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the terms of the Agreements evidenced substantial due diligence, arm’s length negotiation, and were consistent with the interests of the Funds and investors.

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Notice to Shareholders (Unaudited)

For shareholders that do not have an August 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended August 31, 2021, the Fund is designating the following items with regard to distributions paid during the period:

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Tax-Exempt Income Distributions(6)	Total Distributions
Symmetry Panoramic US Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Global Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic US Fixed Income Fund	0.00%	1.63%	98.37%	0.00%	100.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	0.09%	99.91%	100.00%
Symmetry Panoramic Global Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	0.00%	0.00%	0.00%	0.00%	0.00%

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	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Symmetry Panoramic US Equity Fund	59.43%	53.47%	0.00%	0.00%	0.00%
Symmetry Panoramic International Equity Fund	21.62%	80.19%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Equity Fund	10.63%	12.80%	0.00%	0.00%	0.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	73.86%	96.64%	0.00%	0.00%	0.00%
Symmetry Panoramic US Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	100.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	100.00%
Symmetry Panoramic Global Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	0.00%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

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(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)

“Tax-exempt income distributions” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of the Symmetry Panoramic Municipal Fixed Income Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds described.

SYM-AR-001-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Tracie Ahern is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$95,500	N/A	N/A	$94,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$24,750	N/A	N/A	$24,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, the Charter of the Audit Committee, which sets forth, at Section 3(A) of the Charter, the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2021 and 2020 were $24,750 and $24,000, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant either to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant, were pre-approved by the audit committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant currently does not have in place procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: November 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip R. McDonald
Philip R. McDonald
President

Date: November 9, 2021

By	/s/ Andrew Metzger
Andrew Metzger
Treasurer & Principal Financial Officer

Date: November 9, 2021